UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23568

Gabelli ETFs Trust

(Exact name of registrant as specified in charter)

One Corporate Center
Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

John C. Ball
Gabelli Funds, LLC
One Corporate Center
Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Gabelli Commercial Aerospace and Defense ETF

GCAD -

NYSE Arca

Annual Shareholder Report - December 31, 2025

How has the Fund performed since inception?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment  compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Fund Overview

This annual shareholder report contains important information about the Gabelli Commercial Aerospace and Defense ETF (the Fund) for the period of January 1, 2025 to December 31, 2025. The Gabelli Commercial Aerospace and Defense Exchange Traded Fund's (ETF) investment objective is to seek a high level of total return on its assets with an emphasis on income. The Fund will seek to achieve its investment objective by investing, under normal market conditions, at least 80% of its net assets in income producing equity securities including securities in the aerospace and defense sectors. Aerospace companies include manufacturers, assemblers, and distributors of aircraft and aircraft parts. Defense companies include producers of components and equipment for the defense industry, such as military aircraft, radar equipment, and weapons. You may find additional information about the Fund at https://gabelli.com/ticker/GCAD/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Commercial Aerospace and Defense ETF	$0	0.00%

Total Return Based on a $10,000 Investment

Gabelli Commercial Aerospace and Defense ETF
S&P 500 Index
MSCI World Aerospace and Defense Index
$25k
$20k
$15k
$10k
$5k
$0
1/23
12/23
12/24
12/25

G10K	Gabelli Commercial Aerospace and Defense ETF	S&P 500 Index	MSCI World Aerospace and Defense Index
1/23	10,000	10,000	10,000
12/23	11,414	12,679	12,679
12/24	13,953	15,851	15,075
12/25	19,442	18,685	22,207

How did the Fund perform?

For the fiscal year ended December 31, 2025, the Gabelli Commercial Aerospace and Defense ETF (GCAD) outperformed its broad-based benchmark, the S&P 500 Index and underperformed its comparative, the MSCI World Aerospace and Defense Index. Unprecedented global defense spending, increased airline revenues, and AI provided significant tailwinds. Contributors included Howmet Aerospace Inc., Astronics Corp., and Mercury Systems, Inc.  Detractors included Redwire Corp. and Honeywell Inc.

Average Annual Total Returns

AATR	1 Year	Since Inception (01/03/2023)
Gabelli Commercial Aerospace and Defense ETF	39.34%	24.89%
S&P 500 Index	17.88%	23.24%
MSCI World Aerospace and Defense Index	47.31%	26.97%

Fund Statistics

  Total Net Assets$14,369,535
  # of Portfolio Holdings41
  Portfolio Turnover Rate9%
  Management Fees$0

Past performance does not guarantee future results.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

The Boeing Co.	6.9%
Northrop Grumman Corp.	5.2%
Albany International Corp.	5.1%
Lockheed Martin Corp.	5.0%
Textron Inc.	4.9%
Moog Inc.	4.7%
Hexcel Corp.	4.5%
Honeywell International Inc.	3.9%
L3Harris Technologies Inc.	3.3%
Ducommun Inc.	3.2%

Portfolio Weighting (% of net assets)

Common Stock	85.2%
U.S. Government Obligations	16.8%
Other Assets and Liabilities (Net)	(2.0)%

Industry Allocation (% of net assets)

Value	Value
Aerospace and Defense	56.8%
Aviation: Parts and Services	27.5%
U.S. Government Obligations	16.8%
Computer Software and Services	0.9%
Other Assets and Liabilities (Net)	(2.0)%

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

Gabelli Commercial Aerospace and Defense ETF

GCAD -

NYSE Arca

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GCAD/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

GCAD-25-ATSR

Gabelli Financial Services Opportunities ETF

GABF -

NYSE Arca

Annual Shareholder Report - December 31, 2025

How has the Fund performed since inception?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment  compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Fund Overview

This annual shareholder report contains important information about the Gabelli Financial Services Opportunities ETF (the Fund) for the period of January 1, 2025 to December 31, 2025. The Gabelli Financial Services Opportunities Exchange-Traded Fund (ETF) seeks to provide capital appreciation. Under normal market conditions, the Fund invests at least 80% of the value of its net assets, in the securities of companies principally engaged in the group of industries comprising the financial services sector. The Fund may invest in the equity securities of such companies, such as common stock, or preferred stock in accordance with the foregoing 80% policy. The Fund may also invest in foreign securities by investing in American Depositary Receipts. The Fund may invest in companies without regard to market capitalization. You may find additional information about the Fund at https://gabelli.com/ticker/GABF/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Financial Services Opportunities ETF	$35	0.34%

Total Return Based on a $10,000 Investment

Gabelli Financial Services Opportunities ETF
S&P 500 Index
S&P 500 Financials Index
$25k
$20k
$15k
$10k
$5k
$0
5/22
12/22
12/23
12/24
12/25

G10K	Gabelli Financial Services Opportunities ETF	S&P 500 Index	S&P 500 Financials Index
5/22	10,000	10,000	10,000
12/22	10,041	9,708	10,349
12/23	13,939	12,260	11,606
12/24	20,155	15,328	15,153
12/25	20,870	18,068	17,429

How did the Fund perform?

For the year ended December 31, 2025, the Gabelli Financial Services Opportunities ETF underperformed its benchmarks, the S&P 500 and S&P 500 Financials Indices. Technological innovation is benefiting and transforming traditional banking institutions through lower cost new client acquisition, improved operating efficiency, and higher customer engagement.  Contributors included SuRO Capital Corp., Interactive Brokers Group, and JPMorgan Chase & Co. Detractors included Blue Owl Capital, Inc., Paysafe Ltd, and Fiserv, Inc.

Average Annual Total Returns

AATR	1 Year	Since Inception (05/10/2022)
Gabelli Financial Services Opportunities ETF	3.55%	22.37%
S&P 500 Index	17.88%	17.65%
S&P 500 Financials Index	15.02%	16.49%

Fund Statistics

  Total Net Assets$37,190,615
  # of Portfolio Holdings44
  Portfolio Turnover Rate31%
  Management Fees$134,431

Past performance does not guarantee future results.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

SuRo Capital Corp., BDC	6.1%
Berkshire Hathaway Inc.	6.0%
JPMorgan Chase & Co.	5.1%
Wells Fargo & Co.	5.1%
Cohen & Steers Inc.	5.1%
KKR & Co. Inc.	5.0%
Fiserv Inc.	4.7%
Blue Owl Capital Inc.	4.6%
Blackstone Inc.	4.3%
W. R. Berkley Corp.	4.2%

Portfolio Weighting (% of net assets)

Common Stock	94.5%
Closed-End Funds	6.1%
U.S. Government Obligations	1.2%
Other Assets and Liabilities (Net)	(1.8)%

Industry Allocation (% of net assets)

Value	Value
Financial Services	81.8%
Closed-End Funds	6.1%
Computer Software and Services	4.7%
Real Estate	3.1%
Banking	3.0%
Diversified Industrial	1.9%
U.S. Government Obligations	1.2%
Other Assets and Liabilities (Net)	(1.8)%

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

Gabelli Financial Services Opportunities ETF

GABF -

NYSE Arca

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GABF/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

GABF-25-ATSR

Gabelli Global Technology Leaders ETF

GGTL -

NYSE Arca

Annual Shareholder Report - December 31, 2025

How has the Fund performed since inception?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment  compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Fund Overview

This annual shareholder report contains important information about the Gabelli Global Technology Leaders ETF (the Fund) for the period of January 1, 2025 to December 31, 2025. The Gabelli Global Technology Leaders Exchange-Traded Fund (ETF) primarily seeks to provide growth of capital. The Fund will invest in the securities of companies principally engaged in the group of industries comprising the technology sector. The Fund invests primarily in common stocks of foreign and domestic small cap, mid cap, and large cap issuers that the Adviser believes are leaders within their respective industries. As a "global" fund, the Fund invests in securities of issuers in at least three countries outside the U.S. You may find additional information about the Fund at https://gabelli.com/ticker/GGTL/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Global Technology Leaders ETF	$0	0.00%

Total Return Based on a $10,000 Investment

Gabelli Global Technology Leaders ETF
S&P 500 Index
MSCI USA Consumer Discretionary Index
MSCI USA Industrials Index
$25k
$20k
$15k
$10k
$5k
$0
1/22
12/22
12/23
12/24
12/25

G10K	Gabelli Global Technology Leaders ETF	S&P 500 Index	MSCI USA Consumer Discretionary Index	MSCI USA Industrials Index
1/22	10,000	10,000	10,000	10,000
12/22	8,407	10,948	6,220	9,260
12/23	9,940	13,826	8,824	11,150
12/24	11,033	17,286	11,471	12,992
12/25	13,214	20,376	12,143	15,437

How did the Fund perform?

For the year ended December 31, 2025, the Gabelli Global Technology Leaders ETF outperformed its broad-based and comparative benchmarks, the S&P 500, the MSCI USA IMI Consumer Discretionary, and MSCI USA IMI Industrials Indices. GGTL's investment strategy reflects a dynamic, global investment universe of technology leaders with leading market positions compelling long-term growth potential. Contributors to the portfolio included Allient Inc., Newmont Corporation, and Rockwell Automation, Inc. Detractors included Spectrum Brands Holdings, Inc., Sony Group, and Broadcom Inc.

Average Annual Total Returns

AATR	1 Year	Since Inception (01/05/2022)
Gabelli Global Technology Leaders ETF	19.78%	7.24%
S&P 500 Index	17.88%	11.53%
MSCI USA Consumer Discretionary Index	5.86%	5.12%
MSCI USA Industrials Index	18.82%	11.84%

Fund Statistics

  Total Net Assets$7,184,972
  # of Portfolio Holdings45
  Portfolio Turnover Rate37%
  Management Fees$0

Past performance does not guarantee future results.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Taiwan Semiconductor Manufacturing Co. Ltd.	11.3%
Oracle Corp.	9.9%
Sony Group Corp.	7.1%
Broadcom Inc.	5.2%
NVIDIA Corp.	3.9%
Advanced Micro Devices Inc.	3.2%
Kyndryl Holdings Inc.	3.2%
Arista Networks Inc.	2.9%
Texas Instruments Inc.	2.4%
Check Point Software Technologies Ltd.	2.0%

Portfolio Weighting (% of net assets)

Common Stock	69.3%
U.S. Government Obligations	53.5%
Other Assets and Liabilities (Net)	(22.8)%

Industry Allocation (% of net assets)

Value	Value
U.S. Government Obligations	53.5%
Semiconductors	26.2%
Prepackaged Software	12.3%
Electronics	10.8%
Computer Software and Services	8.0%
Communication Services	4.5%
Computer Integrated Systems Design	3.2%
Entertainment	2.2%
Other Industry Sectors	2.1%
Other Assets and Liabilities (Net)	(22.8)%

Material Fund Changes

Effective December 15, 2025, The Gabelli Automation ETF changed its name to the Gabelli Global Technology Leaders ETF.

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

Gabelli Global Technology Leaders ETF

GGTL -

NYSE Arca

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GGTL/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

GGTL-25-ATSR

Gabelli Growth Innovators ETF

GGRW -

 NYSE Arca

Annual Shareholder Report - December 31, 2025

How has the Fund performed since inception?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment  compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Fund Overview

This annual shareholder report contains important information about the Gabelli Growth Innovators ETF (the Fund) for the period of January 1, 2025 to December 31, 2025. The Fund’s primary investment objective is to seek to provide capital appreciation. The Fund will primarily invest in common stocks of companies that are relevant to the Fund’s investment theme of innovation. The Adviser defines “innovation” as the introduction of new technologies, products or services that redefine how businesses operate. The Fund seeks to invest in companies whose prospects for earnings growth remain undervalued. The Fund may also invest in foreign securities by investing in American Depositary Receipts. The Adviser uses fundamental security analysis to develop earnings forecasts for companies and to identify investment opportunities. You may find additional information about the Fund at https://gabelli.com/ticker/GGRW/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Growth Innovators ETF	$16	0.15%

Total Return Based on a $10,000 Investment

Gabelli Growth Innovators ETF
S&P 500 Index
NASDAQ Composite Index
$20k
$15k
$10k
$5k
$0
2/21
12/21
12/22
12/23
12/24
12/25

G10K	Gabelli Growth Innovators ETF	S&P 500 Index	NASDAQ Composite Index
2/21	10,000	10,000	10,000
12/21	10,584	12,270	11,202
12/22	5,942	10,048	7,557
12/23	8,447	12,689	10,930
12/24	11,980	15,864	14,162
12/25	14,153	18,701	17,156

How did the Fund perform?

For the year ended December 31, 2025, the Gabelli Growth Innovators ETF outperformed its broad-based benchmark, the S&P 500 Index, and underperformed its comparative benchmark, the NASDAQ Composite Index. U.S. stocks capped off a third consecutive year of double-digit returns as market leadership broadened, muddling through the longest federal government shutdown on record and some mixed economic data. Contributors included GE Vernova Inc., Broadcom Inc., and NVIDIA. Detractors included ServiceNow, Inc., Chipotle Mexican Grill, and KKR & Co.

Average Annual Total Returns

AATR	1 Year	Since Inception (02/12/2021)
Gabelli Growth Innovators ETF	18.13%	7.37%
S&P 500 Index	17.88%	13.72%
NASDAQ Composite Index	21.14%	11.73%

Fund Statistics

  Total Net Assets$8,103,191
  # of Portfolio Holdings37
  Portfolio Turnover Rate6%
  Management Fees$10,157

Past performance does not guarantee future results.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

NVIDIA Corp.	8.6%
Alphabet Inc.	5.9%
Amazon.com Inc.	5.6%
Broadcom Inc.	4.6%
Microsoft Corp.	4.4%
Meta Platforms Inc.	4.2%
GE Vernova Inc.	4.1%
Eli Lilly & Co.	4.1%
General Electric Co.	4.1%
Mastercard Inc.	3.6%

Portfolio Weighting (% of net assets)

Common Stock	86.3%
U.S. Government Obligations	14.1%
Other Assets and Liabilities (Net)	(0.4)%

Industry Allocation (% of net assets)

Value	Value
Information Technology - Semiconductors	16.9%
Communication Services	14.8%
Information Technology - Software and Services	14.2%
U.S. Government Obligations	14.1%
Health Care	10.6%
Financials	8.5%
Consumer Discretionary	6.5%
Aerospace and Defense	4.6%
Other Industry Sectors	10.2%
Other Assets and Liabilities (Net)	(0.4)%

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

Gabelli Growth Innovators ETF

GGRW -

 NYSE Arca

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GGRW/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

GGRW-25-ATSR

Gabelli High Income ETF

GBHI -

NYSE Arca

Annual Shareholder Report - December 31, 2025

How has the Fund performed since inception?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment  compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Fund Overview

This annual shareholder report contains important information about Gabelli High Income ETF (the Fund) for the period of November 14, 2025 to December 31, 2025. The Fund is an actively managed, fully transparent exchange traded fund whose investment objective is to provide investors with consistent income opportunities while seeking to preserve capital. Under normal conditions, the Fund invests primarily in a diversified portfolio of income-producing securities, including high-yield corporate bonds, convertible securities, and other income-generating instruments. The strategy seeks to capitalize on market inefficiencies within the credit and hybrid markets—focusing on issuers with strong fundamentals, improving balance sheets, and identifiable catalysts that can unlock value over time. You may find additional information about the Fund at https://gabelli.com/ticker/GBHI/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli High Income ETF	$0	0.00%

Total Return Based on a $10,000 Investment

Gabelli High Income ETF
S&P 500 Index
ICE BofA 1-10 Year BB Cash Pay High Yield Index
$12k
$10k
$8k
$6k
$4k
$2k
$0
11/25
12/25

G10K	Gabelli High Income ETF	S&P 500 Index	ICE BofA 1-10 Year BB Cash Pay High Yield Index
11/25	10,000	10,000	10,000
12/25	10,124	10,204	10,055

How did the Fund perform?

For the year ended December 31, 2025 the Gabelli High Income ETF underperformed its broad-based benchmark, the S&P 500 Index and  its comparative, the ICE BofA 1-10 Year BB Cash Pay High Yield Index. The Fund emphasizes research-driven credit selection and disciplined risk management. Contributors to performance included Ashland Inc. 3.375%, Carpenter Technology Corporation 5.625%, and Minerals Technologies Inc. 5.0%. Detractors included FMC Corporation 5.65%, Garrett Motion Holdings, Inc. 7.75%, and MPLX LP.

Average Annual Total Returns

AATR	Since Inception (11/14/2025)
Gabelli High Income ETF	1.24%
S&P 500 Index	1.83%
ICE BofA 1-10 Year BB Cash Pay High Yield Index	1.34%

Fund Statistics

  Total Net Assets$6,037,413
  # of Portfolio Holdings75
  Portfolio Turnover Rate0%
  Management Fees$0

Past performance does not guarantee future results.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

SoftBank Group Corp.	3.3%
Celanese US Holdings LLC	2.1%
Post Holdings Inc.	2.1%
Suburban Propane Partners LP/Suburban Energy Finance Corp.	2.1%
Rogers Communications Inc.,	2.1%
Garrett Motion Holdings Inc./Garrett LX I Sarl	1.8%
Herc Holdings Inc., New York	1.7%
Knife River Corp.	1.7%
GFL Environmental Inc.	1.7%
Alumina Pty Ltd.	1.7%

Portfolio Weighting (% of net assets)

Corporate Bond	89.8%
U.S. Government Obligations	6.9%
Common Stock	3.0%
Preferred Stock	0.4%
Closed-End Funds	0.1%
Other Assets and Liabilities (Net)	(0.2)%

Industry Allocation (% of net assets)

Value	Value
Diversified Industrial	16.0%
Energy	13.2%
Materials	10.5%
Chemicals	8.8%
Financials	8.4%
U.S. Government Obligations	6.9%
Consumer Services	6.8%
Utilities	5.4%
Other Industry Sectors	24.2%
Other Assets and Liabilities (Net)	(0.2)%

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

Gabelli High Income ETF

GBHI -

NYSE Arca

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GBHI/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

GBHI-25-ATSR

Gabelli Love Our Planet & People ETF

LOPP -

NYSE Arca

Annual Shareholder Report - December 31, 2025

How has the Fund performed since inception?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment  compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Fund Overview

This annual shareholder report contains important information about the Gabelli Love Our Planet & People ETF (the Fund) for the period of January 1, 2025 to December 31, 2025. The Fund’s investment objective is capital appreciation. The Fund seeks to provide a high level of total return by investing no less than 80%, of its assets in U.S. exchange-listed common and preferred stocks of companies that meet the Fund’s guidelines for social responsibility at the time of investment. The investment team looks for companies that have initiated programs to reduce the carbon footprint and/or waste profile or that produce goods or services that promote attributes such as energy and water conservation, recycling, the reduction of greenhouse gases and harmful chemicals and sustainable agriculture and clean-label food. The Fund will not invest in publicly traded fossil fuel (coal, oil, and gas) companies, or in companies that derive more than 10% of their revenues from the following areas: tobacco, cannabis, alcohol, gambling, and defense/weapons production. You may find additional information about the Fund at https://gabelli.com/ticker/LOPP/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Love Our Planet & People ETF	$0	0.00%

Total Return Based on a $10,000 Investment

Gabelli Love Our Planet & People ETF
S&P 500 Index
MSCI USA SRI Index
$20k
$15k
$10k
$5k
$0
1/21
12/21
12/22
12/23
12/24
12/25

G10K	Gabelli Love Our Planet & People ETF	S&P 500 Index	MSCI USA SRI Index
1/21	10,000	10,000	10,000
12/21	11,962	12,796	13,580
12/22	10,157	10,479	10,418
12/23	10,650	13,233	13,911
12/24	11,709	16,544	16,509
12/25	14,320	19,503	18,561

How did the Fund perform?

For the year ended December 31, 2025 the Gabelli Love Our Planet & People ETF outperformed its broad-based and comparative benchmarks, the S&P 500 and MSCI USA SRI Indices. The Fund benefitted from themes such as renewable power; water conservation; waste reduction, reuse and recycling; precision agriculture; clean mobility; and human health and nutrition. Contributors included GE Vernova Inc., Miron Technologies, Inc., and Cameco Corp. Detractors included Gibraltar Industries, Inc., Weyerhaeuser Company, and XPLR Infrastructure, LP.

Average Annual Total Returns

AATR	1 Year	Since Inception (01/29/2021)
Gabelli Love Our Planet & People ETF	22.30%	7.57%
S&P 500 Index	17.88%	14.56%
MSCI USA SRI Index	12.43%	12.92%

Fund Statistics

  Total Net Assets$16,505,645
  # of Portfolio Holdings63
  Portfolio Turnover Rate14%
  Management Fees$0

Past performance does not guarantee future results.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Xylem Inc.	3.5%
Waste Connections Inc.	3.3%
Crown Holdings Inc.	3.1%
Cummins Inc.	3.1%
GE Vernova Inc.	3.0%
S&P Global Inc.	2.9%
Mirion Technologies Inc.	2.8%
Cameco Corp.	2.8%
IDACORP Inc.	2.8%
Hubbell Inc.	2.6%

Portfolio Weighting (% of net assets)

Common Stock	85.4%
U.S. Government Obligations	22.3%
Other Assets and Liabilities (Net)	(7.7)%

Industry Allocation (% of net assets)

Value	Value
U.S. Government Obligations	22.3%
Energy and Utilities	14.7%
Equipment and Supplies	11.2%
Machinery	7.0%
Building and Construction	6.9%
Environmental Services	6.6%
Metals and Mining	5.3%
Electronics	5.1%
Other Industry Sectors	28.6%
Other Assets and Liabilities (Net)	(7.7)%

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

Gabelli Love Our Planet & People ETF

LOPP -

NYSE Arca

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/LOPP/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

LOPP-25-ATSR

Gabelli Opportunities in Live and Sports ETF

GOLS -

NYSE Arca

Annual Shareholder Report - December 31, 2025

How has the Fund performed since inception?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment  compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Fund Overview

This annual shareholder report contains important information about Gabelli Opportunities in Live and Sports ETF (the Fund) for the period of December 31, 2025 to December 31, 2025. The Fund’s investment objective is capital appreciation. The Fund seeks to provide a high level of total return by investing no less than 80% of its assets in securities of companies principally engaged in the group of industries comprising the live media and entertainment and sports sectors. Live media and entertainment include, but are not limited to, television and radio stations, motion picture companies, print publishers and providers of internet content, as media service providers. Sports-related activities can include direct operation or ownership of sports teams or leagues, sports related real estate, sale of sports related products or services, and sports media and content distribution. You may find additional information about the Fund at https://gabelli.com/ticker/GOLS/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Gabelli Opportunities in Live and Sports ETF	$0	0.00%

Total Return Based on a $10,000 Investment

Gabelli Opportunities in Live and Sports ETF
S&P 500 Index
$10k
$8k
$6k
$4k
$2k
$0
12/25

G10K	Gabelli Opportunities in Live and Sports ETF	S&P 500 Index
12/25	10,000	10,000

How did the Fund perform?

The Gabelli Opportunities in Live and Sports (GOLS) launched on 12/31/25. As consumers display a preference for “experiences” over “things,” attendance at live events including concerts and sporting events continue to reach all-time highs. GOLS invests in companies providing these experiences, including concert promoters and sports-related entities.  Sports teams themselves have compounded at a mid-teens rate over the last decade as they are a conduit not only for the above secular trends, but represent scarce assets with pricing power and economic resilience.

Average Annual Total Returns

AATR	Since Inception (12/31/2025)
Gabelli Opportunities in Live and Sports ETF	-
S&P 500 Index	-

Fund Statistics

  Total Net Assets$10,673,273
  # of Portfolio Holdings21
  Portfolio Turnover Rate0%
  Management Fees$0

Past performance does not guarantee future results.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Atlanta Braves Holdings Inc.	3.8%
Liberty Media Corp. - Liberty Formula One	3.8%
Madison Square Garden Sports Corp.	3.6%
Liberty Live Holdings Inc.	3.0%
Madison Square Garden Entertainment Corp.	2.5%
Comcast Corp.	2.5%
Ferrari NV	2.1%
The Walt Disney Co.	2.0%
Fox Corp.	2.0%
Warner Bros Discovery Inc.	2.0%

Portfolio Weighting (% of net assets)

U.S. Government Obligations	100.0%
Common Stock	40.1%
Other Assets and Liabilities (Net)	(40.1)%

Industry Allocation (% of net assets)

Value	Value
U.S. Government Obligations	100.0%
Sports	23.2%
Media	10.8%
Live Entertainment	6.1%
Other Assets and Liabilities (Net)	(40.1)%

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

Gabelli Opportunities in Live and Sports ETF

GOLS -

NYSE Arca

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/GOLS/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

GOLS-25-ATSR

Keeley Dividend ETF

KDVD -

NYSE Arca

Annual Shareholder Report - December 31, 2025

How has the Fund performed since inception?

The performance chart of the Fund presented reflects a hypothetical $10,000 investment  compared to a broad-based securities market index and more narrowly based comparative indices reflecting market sectors in which the Fund invests over a 10-year period. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains distribution. Fund expenses were deducted.

Fund Overview

This annual shareholder report contains important information about Keeley Dividend ETF (the Fund) for the period of December 5, 2025 to December 31, 2025. The Fund is an actively managed, fully transparent exchange traded fund whose investment objective is seeking long-term capital appreciation and current income by investing primarily in dividend-paying U.S. equities. The strategy focuses on small- and mid-cap companies: an underutilized and often overlooked segment of the market that historically offers higher yields, lower valuations, and stronger domestic growth exposure. Under normal conditions, the Fund invests across the full dividend spectrum, from companies with modest payouts and high reinvestment opportunities to steady growers and established high yielders. You may find additional information about the Fund at https://gabelli.com/ticker/KDVD/. You may also request  information by contacting us at 800-GABELLI (800-422-3554).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund	Cost of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Keeley Dividend ETF	$0	0.00%

Total Return Based on a $10,000 Investment

Keeley Dividend ETF
S&P 500 Index
Russell 2500 Value Index
$12k
$10k
$8k
$6k
$4k
$2k
$0
12/25
12/25

G10K	Keeley Dividend ETF	S&P 500 Index	Russell 2500 Value Index
12/25	10,000	10,000	10,000
12/25	9,977	10,183	10,023

How did the Fund perform?

For the year ended December 31, 2025, the Keeley Dividend ETF underperformed its benchmarks, the S&P 500 and Russell 2500 Value Indices.  From a fundamental standpoint, domestic economic stimulus,  a more accommodating regulatory environment, and a pickup in mergers and acquisitions all bode well for shares of smaller companies. Small cap stocks currently trade at a steep valuation discount relative to, and yield more than, comparative large caps. Contributors included OUTFRONT Media, Comerica, and Merck. Detractors included Perrigo, Crane NXT, and Alight.

Average Annual Total Returns

AATR	Since Inception (12/05/2025)
Keeley Dividend ETF	(0.23)%
S&P 500 Index	0.05%
Russell 2500 Value Index	0.23%

Fund Statistics

  Total Net Assets$6,222,884
  # of Portfolio Holdings67
  Portfolio Turnover Rate0%
  Management Fees$0

Past performance does not guarantee future results.

What did the Fund invest in?

Top 10 Holdings (% of net assets)

Allison Transmission Holdings Inc.	1.8%
Gen Digital Inc.	1.8%
Comerica Inc.	1.7%
Chemed Corp.	1.7%
Regal Rexnord Corp.	1.7%
Voya Financial Inc.	1.7%
Brunswick Corp.	1.7%
Reinsurance Group of America Inc.	1.6%
Nexstar Media Group Inc.	1.6%
Molson Coors Beverage Co.	1.6%

Portfolio Weighting (% of net assets)

Common Stock	90.5%
U.S. Government Obligations	9.6%
Other Assets and Liabilities (Net)	(0.1)%

Industry Allocation (% of net assets)

Value	Value
Financials	18.6%
Industrials	10.2%
Health Care	9.9%
U.S. Government Obligations	9.6%
Consumer Discretionary	9.6%
Real Estate	8.7%
Materials	7.7%
Information Technology	7.4%
Other Industry Sectors	18.4%
Other Assets and Liabilities (Net)	(0.1)%

Householding

If you wish to receive a copy of this document at a new address, contact 800-GABELLI (800-422-3554)

Keeley Dividend ETF

KDVD -

NYSE Arca

Annual Shareholder Report - December 31, 2025

Where can I find additional information about the Fund?

If you wish to view additional information about the Fund; including but not limited to financial statements or holdings, please visit https://gabelli.com/ticker/KDVD/.

Contact Us

Phone: 800-GABELLI (800-422-3554)

Email: info@gabelli.com

KDVD-25-ATSR

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	There have been no amendments, during the period covered by this report, to a provision of the Code of Ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in Item 2(b) of Form N-CSR.

(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in Item 2(b) of Form N-CSR.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of directors has determined that Salvatore J. Zizza is qualified to serve as an audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $91,800 in 2024 and $126,726 in 2025.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $10,000 in 2024 and $0 in 2025. The fee related to review of the Registrant’s registration statement.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $23,920 in 2024 and $37,905 in 2025. Tax fees include amounts related to tax compliance, tax reporting and tax planning.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 in 2024 and $0 in 2025. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b)	N/A

(c)	0%

(d)	N/A

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)

The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $10,000 in 2024 and $0 in 2025.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not applicable.

(j)	The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a)	The registrant has a separately designated audit committee consisting of the following members: John Birch, Anthony S. Colavita, and Salvatore J. Zizza.

(b)	If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

The annual financial statements are attached herewith.

Gabelli Commercial Aerospace and Defense ETF

Annual Report — December 31, 2025

Tony Bancroft Portfolio Manager BS, United States Naval Academy MBA, Columbia Business School

To Our Shareholders,

For the year ended December 31, 2025, the net asset value (NAV) total return of Gabelli Commercial Aerospace and Defense ETF (the Fund) was 39.3% compared with a total return of 17.9% for the Standard & Poor’s (S&P) 500 Index. The total return based on the Fund’s market price was 39.3%. The Fund’s NAV per share was $46.35, while the price of the publicly traded shares closed at $46.41 on the New York Stock Exchange (NYSE) Arca.

Enclosed are the financial statements, including the schedule of investments, as of December 31, 2025.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of December 31, 2025:

GABELLI COMMERCIAL AEROSPACE AND DEFENSE ETF

Aerospace and Defense	56.8%
Aviation: Parts and Services	27.5%
U.S. Government Obligations	16.8%
Computer Software and Services	0.9%
Other Assets and Liabilities (Net)	(2.0)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

2

Gabelli Commercial Aerospace and Defense ETF

Schedule of Investments — December 31, 2025

Shares		Cost	Market Value
	COMMON STOCKS – 85.2%
	Aerospace and Defense – 56.8%
2,687	Cadre Holdings Inc.	$73,032	$109,737
2,058	Crane Co.	277,588	379,557
151	Elbit Systems Ltd.	29,080	87,234
5,073	Firefly Aerospace Inc.†	105,226	113,483
1,275	General Dynamics Corp.	409,148	429,241
773	General Electric Co.	101,243	238,107
701	HEICO Corp.	126,725	226,837
8,704	Hexcel Corp.	577,234	643,226
1,841	Howmet Aerospace Inc.	98,199	377,442
12,313	Innovative Solutions and Support Inc.†	126,939	233,208
73	Karman Holdings Inc.†	1,793	5,341
1,656	Kratos Defense & Security Solutions Inc.†	27,944	125,707
1,600	L3Harris Technologies Inc.	411,445	469,712
840	Leidos Holdings Inc.	91,931	151,536
3,935	Leonardo DRS Inc.	99,140	134,144
1,485	Lockheed Martin Corp.	675,554	718,250
6,113	Mercury Systems Inc.†	220,175	446,310
1,310	Northrop Grumman Corp.	702,079	746,975
2,939	Park Aerospace Corp.	39,623	62,718
21,759	Redwire Corp.†	130,494	165,368
1,544	RTX Corp.	144,809	283,170
2,000	StandardAero Inc.†	57,305	57,360
8,040	Textron Inc.	653,986	700,847
4,580	The Boeing Co.†	933,241	994,410
200	TransDigm Group Inc.	253,433	265,970
		6,367,366	8,165,890
	Aviation: Parts and Services – 27.5%
2,228	AAR Corp.†	157,247	184,456
Shares		Cost	Market Value
14,460	Albany International Corp., Cl. A	$737,202	$733,122
5,365	Astronics Corp.†	93,127	290,998
2,196	ATI Inc.†	131,506	252,013
444	Carpenter Technology Corp.	88,652	139,789
612	Curtiss-Wright Corp.	122,055	337,377
4,856	Ducommun Inc.†	311,974	461,951
2,876	Honeywell International Inc.	567,662	561,079
2,791	Moog Inc., Cl. A	478,858	679,748
14,633	New Horizon Aircraft Ltd.†	22,901	21,511
944	Woodward Inc.	109,864	285,390
		2,821,048	3,947,434
	Computer Software and Services – 0.9%
732	Palantir Technologies Inc., Cl. A†	51,158	130,113

	TOTAL COMMON STOCKS	9,239,572	12,243,437

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS – 16.8%
$2,415,000	U.S. Treasury Bills, 3.49% to 3.74%††, 01/08/26 to 02/12/26	2,407,493	2,407,724

	TOTAL INVESTMENTS — 102.0%	$11,647,065	14,651,161

	Other Assets and Liabilities (Net) — (2.0)%		(281,626)

	NET ASSETS — 100.0%		$14,369,535

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

See accompanying notes to financial statements.

3

Gabelli Commercial Aerospace and Defense ETF

Statement of Assets and Liabilities

December 31, 2025

Assets:
Investments at value (cost $11,647,065)	$14,651,161
Cash	10,137
Dividends receivable	4,601
Total Assets	14,665,899
Liabilities:
Distributions payable	296,360
Payable for investment advisory fees	4
Total Liabilities	296,364
Net Assets	$14,369,535

Net Assets Consist of:
Paid-in capital	$11,315,910
Total accumulated earnings	3,053,625
Net Assets	$14,369,535

Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:	310,000
Net Asset Value per share:	$46.35

Statement of Operations

For the Year Ended December 31, 2025

Investment Income:
Dividends (net of foreign withholding taxes of $66)	$65,044
Interest	54,690
Total Investment Income	119,734
Expenses:
Investment advisory fees	92,351
Miscellaneous expenses	1,353
Total Expenses	93,704
Less:
Expenses paid indirectly by broker (See Note 6)	(1,353)
Expenses waived by Adviser (See Note 3)	(92,351)
Net Expenses	—
Net Investment Income	119,734

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain on investments	226,133
Net realized gain on redemptions in-kind	1,420,812
Net change in unrealized appreciation on investments	1,532,369
Net Realized and Unrealized Gain on Investments	3,179,314
Net Increase in Net Assets Resulting from Operations	$3,299,048

See accompanying notes to financial statements.

4

Gabelli Commercial Aerospace and Defense ETF

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income	$119,734	$43,363
Net realized gain on investments	226,133	124,104
Net realized gain on redemptions in-kind	1,420,812	—
Net change in unrealized appreciation on investments	1,532,369	940,146
Net Increase in Net Assets Resulting from Operations	3,299,048	1,107,613

Distributions to Shareholders:
Accumulated earnings	(296,360)	(126,298)
Total Distributions to Shareholders	(296,360)	(126,298)

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares (See Note 7)	8,980,566	1,595,358
Cost of shares redeemed (See Note 8)	(4,572,202)	—
Net Increase in Net Assets from Shares of Beneficial Interest Transactions	4,408,364	1,595,358
Net Increase in Net Assets	7,411,052	2,576,673

Net Assets:
Beginning of year	6,958,483	4,381,810
End of year	$14,369,535	$6,958,483

Changes in Shares Outstanding:
Shares outstanding, beginning of year	205,000	155,000
Shares sold	205,000	50,000
Shares redeemed	(100,000)	—
Shares outstanding, end of year	310,000	205,000

See accompanying notes to financial statements.

5

Gabelli Commercial Aerospace and Defense ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Year Ended December 31, 2025		Year Ended December 31, 2024	Period Ended December 31, 2023(a)
Operating Performance:
Net Asset Value, Beginning of Period	$33.94		$28.27	$25.00
Net Investment Income(b)	0.48		0.24	0.28
Net Realized and Unrealized Gain on Investments	12.89		6.05	3.26
Total from Investment Operations	13.37		6.29	3.54

Distributions to Shareholders:
Net Investment Income	(0.39)		(0.21)	(0.27)
Net Realized Gains on Investments	(0.57)		(0.41)	—
Total Distributions	(0.96)		(0.62)	(0.27)
Net Asset Value, End of Period	$46.35		$33.94	$28.27
NAV total return†	39.34%		22.24%	14.14%
Market price, End of Period	$46.41		$34.00	$28.31
Investment total return††	39.28%		22.24%	14.31%
Net Assets, End of Period (in 000’s)	$14,370		$6,958	$4,382

Ratio to average net assets of:
Net Investment Income	1.17%		0.76%	1.11	%(c)
Operating Expenses Before Waiver	0.91%		0.90%	0.90	%(c)
Operating Expenses Net of Waiver	0.00	%(d)	0.00%	0.00	%(c)
Portfolio Turnover Rate(e)	9%		6%	28%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on January 3, 2023.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the year ended December 31, 2025, there was minimal impact on the expense ratios.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

6

Gabelli Commercial Aerospace and Defense ETF

Notes to Financial Statements

1. Organization. The Gabelli ETFs Trust (the Trust) was organized on July 26, 2018 as a Delaware statutory trust and Gabelli Commercial Aerospace and Defense ETF (the Fund) commenced investment operations on January 3, 2023. The Fund is a non-diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an actively managed ETF, whose investment objective is to seek a high level of total return on its assets with an emphasis on income.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Trustees (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

7

Gabelli Commercial Aerospace and Defense ETF

Notes to Financial Statements (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Total Market Value at 12/31/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$12,243,437	—	$12,243,437
U.S. Government Obligations	—	$2,407,724	2,407,724
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$12,243,437	$2,407,724	$14,651,161

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and

8

Gabelli Commercial Aerospace and Defense ETF

Notes to Financial Statements (Continued)

discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to the reversal of redemption-in-kind loss. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2025, reclassifications were made to increase paid-in capital by $1,420,812, with an offsetting adjustment to total accumulated earnings.

The tax character of distributions paid during the years ended December 31, 2025 and 2024 was as follows:

	Year Ended December 31, 2025	Year Ended December 31, 2024
Distributions paid from:
Ordinary income	$154,210	$43,364
Net long term capital gains	142,150	82,934
Total distributions paid	$296,360	$126,298

Provision for Income Taxes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains on an annual basis. Therefore, no provision for federal income taxes is required.

At December 31, 2025, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed ordinary income (inclusive of short term capital gains)	$1,031
Undistributed long term capital gains	48,662
Unrealized appreciation on investments	3,003,932
Total accumulated earnings	$3,053,625

At December 31, 2025, the temporary difference between book basis and tax basis net unrealized appreciation/depreciation on investments were primarily due to derral of losses from wash sales for tax purposes.

The following summarizes the tax cost on investments and the net unrealized appreciation at December 31, 2025:

		Gross	Gross	Net
		Unrealized	Unrealized	Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$11,647,228	$3,152,671	$(148,738)	$3,003,933

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Gabelli Commercial Aerospace and Defense ETF

Notes to Financial Statements (Continued)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the year ended December 31, 2025 the Fund did not incur any income tax, interest, or penalties. The Fund’s federal and state tax returns will remain open and subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

Recent Accounting Pronouncement. During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendment enhances income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the reporting period, the Fund paid less than 1% in foreign or U.S. federal, state or local income taxes.

3. Investment Advisory Agreement and Other Transactions. Pursuant to an Investment Advisory Agreement with the Trust, the Adviser manages the investment of the Fund’s assets. Under the Investment Advisory Agreement, the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.90% of the value of its average daily net assets and the Adviser is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to the Adviser; and (v) litigation expenses and any extraordinary expenses.

The Adviser has contractually agreed to waive its investment advisory fee of 0.90% on the first $25 million in net assets (the Fee Waiver). The Fee Waiver will continue until at least April 30, 2026 and shall not apply to any brokerage costs, acquired Fund fees and expenses, interest, taxes, and extraordinary expenses that the Fund may incur. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.

During the year ended December 31, 2025, the Adviser waived expenses in the amount of $92,351.

4. Portfolio Securities. Purchases and sales of securities during the year ended December 31, 2025, other than short term securities and U.S. Government obligations, and in-kind transactions, aggregated $6,077,953 and $779,768, respectively.

5. Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the estimated transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ depending on the estimated trading costs for portfolio positions and

10

Gabelli Commercial Aerospace and Defense ETF

Notes to Financial Statements (Continued)

Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and varying amounts based on the time an order is placed. The Fund may impose higher transaction fees when cash is substituted for Basket instruments. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

6. Transactions with Affiliates and Other Arrangements. During the year ended December 31, 2025, the Fund paid $226 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Adviser pays retainer and per meeting fees to Independent Trustees and certain Interested Trustees, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,353.

7. Subscriptions-in-kind. When considered to be in the best interest of all shareholders, the Fund may accept portfolio securities as payment for the purchase of Fund shares (subscriptions-in-kind). For financial reporting and tax purposes, the cost basis of contributed securities is equal to the market value of the securities on the date of contribution. Gains and losses realized on subscriptions-in-kind are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2025, the Fund had $688,705 of subscriptions-in-kind, including cash of $204,357.

8. Redemptions-in-kind. When considered to be in the best interest of all shareholders, the Fund may distribute portfolio securities as payment for redemptions of Fund shares (redemptions-in-kind). Gains and losses realized on redemptions-in-kind are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2025, the Fund realized net gain of $1,420,812 on $4,572,202 of redemptions-in-kind, including cash of $1,046,761.

9. Significant Shareholder. As of December 31, 2025, approximately 53.8% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with

11

Gabelli Commercial Aerospace and Defense ETF

Notes to Financial Statements (Continued)

that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

12. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

12

Gabelli Commercial Aerospace and Defense ETF

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Gabelli ETFs Trust and Shareholders of Gabelli Commercial Aerospace and Defense ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Gabelli Commercial Aerospace and Defense ETF (one of the funds constituting Gabelli ETFs Trust, referred to hereafter as the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the two years in the period ended December 31, 2025, and for the period January 3, 2023 (commencement of operations) through December 31, 2023 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the two years in the period ended December 31, 2025, and for the period January 3, 2023 (commencement of operations) through December 31, 2023 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 27, 2026

We have served as the auditor of one or more investment companies in the Gabelli Fund Complex since 1986.

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Gabelli Commercial Aerospace and Defense ETF

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act, the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 27, 2025, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Gabelli Commercial Aerospace and Defense ETF

2025 TAX NOTICE TO SHAREHOLDERS (Unaudited)

During the year ended December 31, 2025, the Fund paid to shareholders ordinary income distributions totaling $0.39 per share. During the year ended December 31, 2025, the Fund paid to shareholders long term capital gains of $142,150, or the maximum allowable. The distribution of long term capital gains has been designated as a capital gain dividend by the Fund’s Board of Trustees. For the year ended December 31, 2025, 39.93% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 40.27% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

U.S. Government Income:

The percentage of ordinary income dividends paid by the Fund during 2025 derived from U.S. Government securities was 45.68%. Such income is exempt from state and local taxes in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of its fiscal year in U.S. Government securities. The Fund did not meet this strict requirement in 2025. The percentage of U.S. Government securities held as of December 31, 2025 was 16.8%.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

GABELLI ETFS TRUST
GABELLI COMMERCIAL AEROSPACE AND DEFENSE ETF

One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Christopher J. Marangi
Managing Director and Co-Chief Investment Officer, GAMCO Investors, Inc.
Portfolio Manager for Gabelli Funds, LLC

John Birch
Partner,
The Cardinal Partners Global

Anthony S. Colavita
Attorney,
Anthony S. Colavita, P.C.

Michael J. Ferrantino
Chief Executive Officer,
InterEx Inc.

Leslie F. Foley
Attorney

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President,
GAMCO Investors, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

The Bank of New York Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Commercial Aerospace and Defense ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GCAD Q4/2025

GABELLI COMMERCIAL AEROSPACE AND DEFENSE ETF

Annual Report
December 31, 2025

Gabelli Financial Services Opportunities ETF

Annual Report — December 31, 2025

Macrae Sykes Portfolio Manager BA, Hamilton College MBA, Columbia Business School

To Our Shareholders,

For the year ended December 31, 2025, the net asset value (NAV) total return of Gabelli Financial Services Opportunities ETF (the Fund) was 3.6% compared with a total return of 15.0% for the Standard & Poor’s (S&P) 500 Financials Index. The total return based on the Fund’s Market Price was 3.6%. The Fund’s NAV per share was $46.20, while the price of the publicly traded shares closed at $46.20 on the New York Stock Exchange (NYSE) Arca.

Enclosed are the financial statements, including the schedule of investments, as of December 31, 2025.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of December 31, 2025:

GABELLI FINANCIAL SERVICES OPPORTUNITIES ETF

Financial Services	81.8%
Closed-End Funds	6.1%
Computer Software and Services	4.7%
Real Estate	3.1%
Banking	3.0%
Diversified Industrial	1.9%
U.S. Government Obligations	1.2%
Other Assets and Liabilities (Net)	(1.8)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

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Gabelli Financial Services Opportunities ETF

Schedule of Investments — December 31, 2025

			Market
Shares		Cost	Value
	COMMON STOCKS – 94.5%
	Banking – 3.0%
211	Capital One Financial Corp.	$25,267	$51,138
389	First Citizens BancShares Inc., Cl. A	666,960	834,864
703	State Street Corp.	45,621	90,694
1,419	The Bank of New York Mellon Corp.	65,702	164,732
		803,550	1,141,428
	Computer Software and Services – 4.7%
25,883	Fiserv Inc.†	2,751,445	1,738,561

	Diversified Industrial – 1.9%
140,000	Hertz Global Holdings Inc.†	882,002	719,600

	Financial Services – 81.8%
2,736	Affiliated Managers Group Inc.	534,149	788,734
622	American Express Co.	118,575	230,109
7,909	Apollo Global Management Inc.	1,013,142	1,144,907
4,430	Berkshire Hathaway Inc., Cl. B†	1,935,930	2,226,740
6,917	BGC Group Inc., Cl. A	63,151	61,769
10,343	Blackstone Inc.	1,479,391	1,594,270
115,411	Blue Owl Capital Inc.	2,074,242	1,724,240
79	Chubb Ltd.	20,928	24,657
30,245	Cohen & Steers Inc.	2,029,312	1,898,781
51,010	CompoSecure Inc., Cl. A†	760,362	983,473
2,981	Credit Acceptance Corp.†	1,472,211	1,321,954
1,419	Federated Hermes Inc.	48,114	73,887
19,102	Interactive Brokers Group Inc., Cl. A	766,985	1,228,450
5,913	JPMorgan Chase & Co.	1,346,001	1,905,287
14,465	KKR & Co. Inc.	1,839,903	1,843,998
2,980	LPL Financial Holdings Inc.	815,112	1,064,367
5,330	M&T Bank Corp.	1,011,452	1,073,888
187	Markel Group Inc.†	319,972	401,985
36,326	Millrose Properties Inc., REIT	1,036,794	1,085,058
2,153	Moody’s Corp.	1,038,085	1,099,860
3,075	Morgan Stanley	280,865	545,905
4,846	Nasdaq Inc.	350,823	470,692
690	Raymond James Financial Inc.	91,390	110,807
2,307	S&P Global Inc.	1,158,433	1,205,615
685	Stifel Financial Corp.	77,266	85,776
10,000	The Charles Schwab Corp.	671,814	999,100
2,174	The Progressive Corp.	482,396	495,063
34,990	Tiptree Inc.	708,706	639,267
1,375	Visa Inc., Cl. A	427,456	482,226
22,500	W. R. Berkley Corp.	1,315,261	1,577,700
Shares		Cost	Market Value
6,000	Wealthfront Corp.†	$81,084	$81,540
20,421	Wells Fargo & Co.	1,283,095	1,903,237
3,944	WisdomTree Inc.	40,218	48,077
		26,692,618	30,421,419
	Real Estate – 3.1%
4,116	Howard Hughes Holdings Inc.†	282,847	328,334
59,741	Safehold Inc., REIT	994,624	817,854
		1,277,471	1,146,188
	TOTAL COMMON STOCKS	32,407,086	35,167,196

	CLOSED-END FUNDS – 6.1%
241,150	SuRo Capital Corp., BDC	1,128,678	2,276,456

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS – 1.2%
$435,000	U.S. Treasury Bills, 3.48% to 3.49%††, 02/12/26 to 03/05/26	432,467	432,596

	TOTAL INVESTMENTS — 101.8%	$33,968,231	37,876,248

	Other Assets and Liabilities (Net) — (1.8)%		(685,633)

	NET ASSETS — 100.0%		$37,190,615

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

BDC	Business Development Company
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

3

Gabelli Financial Services Opportunities ETF

Statement of Assets and Liabilities

December 31, 2025

Assets:
Investments at value (cost $33,968,231)	$37,876,248
Cash	43,581
Dividends receivable	10,651
Total Assets	37,930,480
Liabilities:
Distributions payable	729,974
Payable for investment advisory fees	9,891
Total Liabilities	739,865
Net Assets	$37,190,615

Net Assets Consist of:
Paid-in capital	$35,931,668
Total accumulated earnings	1,258,947
Net Assets	$37,190,615

Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:	805,000
Net Asset Value per share:	$46.20

Statement of Operations

For the Year Ended December 31, 2025

Investment Income:
Dividends	$572,181
Interest	11,985
Total Investment Income	584,166
Expenses:
Investment advisory fees	359,430
Miscellaneous expenses	1,424
Total Expenses	360,854
Less:
Expenses paid indirectly by broker (See Note 7)	(1,424)
Expenses waived by Adviser (See Note 3)	(224,999)
Net Expenses	134,431
Net Investment Income	449,735

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized loss on investments	(611,367)
Net realized gain on redemptions in-kind	5,113,054
Net change in unrealized depreciation on investments	(4,185,861)
Net Realized and Unrealized Gain on Investments	315,826
Net Increase in Net Assets Resulting from Operations	$765,561

See accompanying notes to financial statements.

4

Gabelli Financial Services Opportunities ETF

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income	$449,735	$216,830
Net realized loss on investments	(611,367)	(96,129)
Net realized gain on redemptions in-kind	5,113,054	846,878
Net change in unrealized appreciation/(depreciation) on investments	(4,185,861)	5,874,308
Net Increase in Net Assets Resulting from Operations	765,561	6,841,887

Distributions to Shareholders:
Accumulated earnings	(729,974)	(1,619,990)
Total Distributions to Shareholders	(729,974)	(1,619,990)

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares (See Note 5)	14,757,858	26,611,053
Cost of shares redeemed (See Note 6)	(16,262,883)	(2,186,043)
Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	(1,505,025)	24,425,010
Net Increase/(Decrease) in Net Assets	(1,469,438)	29,646,907

Net Assets:
Beginning of year	38,660,053	9,013,146
End of year	$37,190,615	$38,660,053

Changes in Shares Outstanding:
Shares outstanding, beginning of year	850,000	275,000
Shares sold	320,000	620,000
Shares redeemed	(365,000)	(45,000)
Shares outstanding, end of year	805,000	850,000

See accompanying notes to financial statements.

5

Gabelli Financial Services Opportunities ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Year Ended December 31, 2025		Year Ended December 31, 2024	Year Ended December 31, 2023	Period Ended December 31, 2022(a)
Operating Performance:
Net Asset Value, Beginning of Period	$45.48		$32.78	$24.77	$25.00
Net Investment Income(b)	0.52		0.45	0.51	0.33
Net Realized and Unrealized Gain/(Loss) on Investments	1.11		14.16	9.12	(0.23)
Total from Investment Operations	1.63		14.61	9.63	0.10

Distributions to Shareholders:
Net Investment Income	(0.91)		(1.91)	(1.62)	(0.33)
Net Asset Value, End of Period	$46.20		$45.48	$32.78	$24.77
NAV total return†	3.55%		44.59%	38.83%	0.41%
Market price, End of Period	$46.20		$45.46	$32.79	$24.77
Investment total return††	3.60%		44.46%	38.89%	0.41%
Net Assets, End of Period (in 000’s)	$37,191		$38,660	$9,013	$5,202

Ratio to average net assets of:
Net Investment Income	1.13%		1.08%	1.77%	2.01	%(c)
Operating Expenses Before Waiver	0.90%		0.90%	0.90%	0.90	%(c)
Operating Expenses Net of Waiver	0.34	%(d)	0.12%	0.00%	0.00	%(c)
Portfolio Turnover Rate(e)	31%		13%	31%	72%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on May 10, 2022. The Fund first sold shares on May 9, 2022.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the year ended December 31, 2025, there was minimal impact on the expense ratios.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

6

Gabelli Financial Services Opportunities ETF

Notes to Financial Statements

1. Organization. The Gabelli ETFs Trust (the Trust) was organized on July 26, 2018 as a Delaware statutory trust and Gabelli Financial Services Opportunities ETF (the Fund) commenced investment operations on May 10, 2022. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an actively managed exchange-traded fund (ETF), whose investment objective is to provide capital appreciation.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Trustees (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Effective September 13, 2024, the Board approved a change in the Fund’s structure from a “non-transparent” or “semi-transparent” ETF, which does not publicly disclose its portfolio holdings on a daily basis, to a “transparent” ETF that will disclose its portfolio holdings daily and operate in reliance on Rule 6c-11 under the Investment Company Act of 1940, as amended. In connection with this change, the Fund will no longer provide a verified intraday indicative value (“VIIV”), which was intended to provide investors and other market participants with a highly correlated per share value of the Fund’s underlying portfolio, while keeping the contents of the Fund’s portfolio confidential. In addition, Authorized Participants (APs) transacting in the Fund’s shares will no longer engage in creation and redemption activity for the Fund through an AP Representative that has knowledge of the composition of the Fund’s portfolio holdings but is restricted from disclosing such composition to the APs. Accordingly, references to the VIIV and the AP Representative in the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information have been removed.

In addition, in connection with the change in the Fund’s structure, the Fund will no longer operate in reliance on an exemptive order from the U.S. Securities and Exchange Commission (the Order). The Order permitted the Fund to operate without publicly disclosing its portfolio holdings daily, but limited the types of investments the Fund was permitted to hold to those listed in the Fund’s application for the Order, including limiting the Fund’s investments to only those that are U.S. exchange-traded instruments as well as cash and cash equivalents. Because the Fund will no longer operate in reliance on the Order, the Board approved corresponding changes to the Fund’s Summary Prospectus, Prospectus, and Statement of Additional Information to remove references to the terms, requirements and limitations of the Order, as applicable.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine

7

Gabelli Financial Services Opportunities ETF

Notes to Financial Statements (Continued)

in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Total Market Value at 12/31/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$35,167,196	—	$35,167,196
Closed-End Funds	2,276,456	—	2,276,456
U.S. Government Obligations	—	$432,596	432,596
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$37,443,652	$432,596	$37,876,248

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

8

Gabelli Financial Services Opportunities ETF

Notes to Financial Statements (Continued)

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. For the year ended December 31, 2025, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was 0.74%.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends. The Fund owns real-estate investment trusts (REITs), and the distributions received from REITs may be classified as dividends, capital gains, or return of capital.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to the reversal of redemption-in-kind loss and the sale of investments in passive foreign investment companies. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2025, reclassifications were made to increase paid-in capital by $5,049,507, with an offsetting adjustment to total accumulated earnings.

9

Gabelli Financial Services Opportunities ETF

Notes to Financial Statements (Continued)

The tax character of distributions paid during the years ended December 31, 2025 and 2024 was as follows:

	Year Ended	Year Ended
	December 31, 2025	December 31, 2024
Distributions paid from:
Ordinary income	$729,974	$1,619,990
Total distributions paid	$729,974	$1,619,990

Provision for Income Taxes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains on an annual basis. Therefore, no provision for federal income taxes is required.

Accumulated capital loss carryforwards	$(2,656,798)
Unrealized appreciation on investments	3,915,745
Total accumulated earnings	$1,258,947

At December 31, 2025, the Fund had net short term capital loss carryforwards of $2,292,945 and net long term capital loss carryforwards of $363,853 for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

At December 31, 2025, the temporary difference between book basis and tax basis net unrealized appreciation/depreciation on investments were primarily due to adjustments on Real Estate Investment Trusts.

The following summarizes the tax cost on investments and the net unrealized appreciation at December 31, 2025:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$33,960,503	$6,186,512	$(2,270,767)	$3,915,745

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the year ended December 31, 2025, the Fund did not incur any income tax, interest, or penalties. The Fund’s federal and state tax returns will remain open and subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

Recent Accounting Pronouncement. During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The

10

Gabelli Financial Services Opportunities ETF

Notes to Financial Statements (Continued)

amendment enhances income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the reporting period, the Fund paid less than 1% in foreign or U.S. federal, state or local income taxes.

3. Investment Advisory Agreement and Other Transactions. Pursuant to an Investment Advisory Agreement with the Trust, the Adviser manages the investment of the Fund’s assets. Under the Investment Advisory Agreement, the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.90% of the value of its average daily net assets and the Adviser is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to the Adviser; and (v) litigation expenses and any extraordinary expenses.

The Adviser has contractually agreed to waive its investment advisory fee of 0.90% on the first $25 million in net assets (the Fee Waiver). The Fee Waiver will continue until at least April 30, 2026, and shall not apply to any brokerage costs, acquired Fund fees and expenses, interest, taxes, and extraordinary expenses that the Fund may incur. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.

During the year ended December 31, 2025, the Adviser waived expenses in the amount of $224,999.

4. Portfolio Securities. Purchases and sales of securities during the year ended December 31, 2025, other than short term securities and U.S. Government obligations, and in-kind transactions, aggregated $27,156,855 and $12,348,520, respectively.

5. Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the estimated transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and varying amounts based on the time an order is placed. The Fund may impose higher transaction fees when cash is substituted for Basket instruments. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

6. Redemptions-in-kind. When considered to be in the best interest of all shareholders, the Fund may distribute portfolio securities as payment for redemptions of Fund shares (redemptions-in-kind). Gains and losses realized on redemptions-in-kind are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2025, the Fund realized net gains of $5,113,054 on $16,262,883 of redemptions-in-kind, including cash of $266,944.

11

Gabelli Financial Services Opportunities ETF

Notes to Financial Statements (Continued)

7. Transactions with Affiliates and Other Arrangements. During the year ended December 31, 2025, the Fund paid $177 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Adviser pays retainer and per meeting fees to Independent Trustees and certain Interested Trustees, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,424.

8. Significant Shareholder. As of December 31, 2025, approximately 26.7% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

9. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

11. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

12

Gabelli Financial Services Opportunities ETF

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Gabelli ETFs Trust and Shareholders of Gabelli Financial Services Opportunities ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Gabelli Financial Services Opportunities ETF (one of the funds constituting Gabelli ETFs Trust, referred to hereafter as the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the three years in the period ended December 31, 2025 and for the period May 10, 2022 (commencement of operations) through December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the three years in the period ended December 31, 2025 and for the period May 10, 2022 (commencement of operations) through December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 27, 2026

We have served as the auditor of one or more investment companies in the Gabelli Fund Complex since 1986.

13

Gabelli Financial Services Opportunities ETF

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act, the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 27, 2025, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Gabelli Financial Services Opportunities ETF

2025 TAX NOTICE TO SHAREHOLDERS (Unaudited)

During the year ended December 31, 2025, the Fund paid to shareholders ordinary income distributions totaling $0.91 per share, comprised of ordinary income. For the year ended December 31, 2025, 87.03% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 85.96% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

U.S. Government Income:

The percentage of ordinary income dividends paid by the Fund during 2025 derived from U.S. Government securities was 1.85%. Such income is exempt from state and local taxes in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of its fiscal year in U.S. Government securities. The Fund did not meet this strict requirement in 2025. The percentage of U.S. Government securities held as of December 31, 2025 was 1.2%.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

GABELLI ETFS TRUST
GABELLI FINANCIAL SERVICES
OPPORTUNITIES ETF

One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Christopher J. Marangi
Managing Director and
Co-Chief Investment Officer,
GAMCO Investors, Inc.
Portfolio Manager for Gabelli Funds, LLC

John Birch
Partner,
The Cardinal Partners Global

Anthony S. Colavita
Attorney,
Anthony S. Colavita, P.C.

Michael J. Ferrantino
Chief Executive Officer,
InterEx Inc.

Leslie F. Foley
Attorney

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President,
GAMCO Investors, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

The Bank of New York Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Financial Services Opportunities ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GABF Q4/2025

GABELLI FUNDS

GABELLI FINANCIAL SERVICES OPPORTUNITIES ETF

Annual Report
December 31, 2025

Gabelli Global Technology Leaders ETF

Annual Report — December 31, 2025

Hendi Susanto Portfolio Manager BA, University of Minnesota MBA, Wharton School of Business

To Our Shareholders,

Effective December 15, 2025, the Gabelli Automation ETF changed its name to the Gabelli Global Technology Leaders ETF. For the year ended December 31, 2025, the net asset value (NAV) total return of Gabelli Global Technology Leaders ETF (the Fund) was 19.8% compared with a total return of 17.9% for the Standard & Poor’s (S&P) 500 Index. The total return based on the Fund’s market price was 19.8%. The Fund’s NAV per share was $31.93, while the price of the publicly traded shares closed at $31.95 on the New York Stock Exchange (NYSE) Arca.

Enclosed are the financial statements, including the schedule of investments, as of December 31, 2025.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of December 31, 2025:

GABELLI GLOBAL TECHNOLOGY LEADERS ETF

U.S. Government Obligations	53.5%
Semiconductors	26.2%
Prepackaged Software	12.3%
Electronics	10.8%
Computer Software and Services	8.0%
Communication Services	4.5%
Computer Integrated Systems Design	3.2%
Entertainment	2.2%
Consumer Services	0.4%
Energy and Utilities	0.3%
Diversified Industrial	0.3%
Metals & Mining	0.2%
Equipment and Supplies	0.2%
Consumer Products	0.2%
General Industrial Machinery & Equipment	0.2%
Information Technology	0.1%
Aerospace and Defense	0.1%
Electronic & Other Electrical Equipment	0.1%
Other Assets and Liabilities (Net)	(22.8)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

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Gabelli Global Technology Leaders ETF

Schedule of Investments — December 31, 2025

Shares		Cost	Market Value
	COMMON STOCKS – 69.3%
	Aerospace and Defense – 0.1%
12	Northrop Grumman Corp.	$6,820	$6,842

	Communication Services – 4.5%
1,608	Arista Networks Inc.†	209,037	210,696
300	Motorola Solutions Inc.	111,645	114,996
		320,682	325,692
	Computer Integrated Systems Design – 3.2%
8,573	Kyndryl Holdings Inc.†	230,307	227,699

	Computer Software and Services – 8.0%
137	Alphabet Inc., Cl. A	27,748	42,881
200	CrowdStrike Holdings Inc., Cl. A†	96,241	93,752
600	Dell Technologies Inc., Cl. C	75,618	75,528
1,000	Fortinet Inc.†	79,470	79,410
645	Hewlett Packard Enterprise Co.	15,093	15,493
700	MKS Inc.	112,344	111,860
7,000	Stratasys Ltd.†	60,480	60,760
3,162	Super Micro Computer Inc.†	98,074	92,552
		565,068	572,236
	Consumer Products – 0.2%
221	Spectrum Brands Holdings Inc.	17,061	13,057

	Consumer Services – 0.4%
94	Amazon.com Inc.†	17,847	21,697
807	RXO Inc.†	12,534	10,200
		30,381	31,897
	Diversified Industrial – 0.3%
192	Belden Inc.	22,387	22,378

	Electronic & Other Electrical Equipment – 0.1%
51	Axcelis Technologies Inc.†	5,653	4,097

	Electronics – 10.8%
705	Kimball Electronics Inc.†	17,818	19,613
20,000	Sony Group Corp., ADR	524,407	512,000
1,000	Texas Instruments Inc.	175,104	173,490
Shares		Cost	Market Value
600	Universal Display Corp.	$70,404	$70,068
		787,733	775,171
	Energy and Utilities – 0.3%
636	Oceaneering International Inc.†	15,385	15,283
1,306	RPC Inc.	11,238	7,105
		26,623	22,388
	Entertainment – 2.2%
536	Netflix Inc.†	50,207	50,255
6,429	Nintendo Co. Ltd., ADR	119,112	108,393
		169,319	158,648
	Equipment and Supplies – 0.2%
192	Tennant Co.	16,644	14,150

	General Industrial Machinery & Equipment – 0.2%
497	Matthews International Corp., Cl. A	18,261	12,982

	Information Technology – 0.1%
321	Gen Digital Inc.	8,931	8,728

	Metals & Mining – 0.2%
181	Cameco Corp.	10,974	16,560

	Prepackaged Software – 12.3%
777	Check Point Software Technologies Ltd.†	140,887	144,180
1,068	N-able Inc.†	12,214	7,989
3,649	Oracle Corp.	706,034	711,227
117	PTC Inc.†	18,451	20,382
		877,586	883,778
	Semiconductors – 26.2%
1,072	Advanced Micro Devices Inc.†	210,852	229,580
200	Analog Devices Inc.	54,398	54,240
60	ASML Holding NV, ADR	64,225	64,192
1,072	Broadcom Inc.	397,507	371,019
2,150	GlobalFoundries Inc.†	75,482	75,078
1,487	NVIDIA Corp.	262,324	277,325
2,680	Taiwan Semiconductor Manufacturing Co. Ltd., ADR	773,453	814,425
		1,838,241	1,885,859
	TOTAL COMMON STOCKS	4,952,671	4,982,162

See accompanying notes to financial statements.

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Gabelli Global Technology Leaders ETF

Schedule of Investments (Continued) — December 31, 2025

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS – 53.5%
$3,865,000	U.S. Treasury Bills, 3.48% to 3.55%††, 02/05/26 to 03/19/26	$3,842,939	$3,844,064

	TOTAL INVESTMENTS — 122.8%	$8,795,610	8,826,226

	Other Assets and Liabilities (Net) — (22.8)%		(1,641,254)

	NET ASSETS — 100.0%		$7,184,972

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

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Gabelli Global Technology Leaders ETF

Statement of Assets and Liabilities

December 31, 2025

Assets:
Investments at value (cost $8,795,610)	$8,826,226
Cash	17,734
Dividends receivable	101
Total Assets	8,844,061
Liabilities:
Distributions payable	74,925
Payable for investments purchased	1,584,164
Total Liabilities	1,659,089
Net Assets	$7,184,972

Net Assets Consist of:
Paid-in capital	$7,003,339
Total accumulated earnings	181,633
Net Assets	$7,184,972

Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:	225,000
Net Asset Value per share:	$31.93

Statement of Operations

For the Year Ended December 31, 2025

Investment Income:
Dividends (net of foreign withholding taxes of $1,195)	$37,595
Interest	34,440
Total Investment Income	72,035
Expenses:
Investment advisory fees	52,844
Miscellaneous expenses	1,357
Total Expenses	54,201
Less:
Expenses paid indirectly by broker (See Note 8)	(1,357)
Expenses waived by Adviser (See Note 3)	(52,844)
Net Expenses	—
Net Investment Income	72,035

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain on investments	475,632
Net realized gain on redemptions in-kind	1,263,320
Net change in unrealized depreciation on investments	(626,624)
Net Realized and Unrealized Gain on Investments	1,112,328
Net Increase in Net Assets Resulting from Operations	$1,184,363

See accompanying notes to financial statements.

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Gabelli Global Technology Leaders ETF

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income	$72,035	$40,444
Net realized gain on investments	475,632	27,825
Net realized gain on redemptions in-kind	1,263,320	—
Net change in unrealized appreciation/(depreciation) on investments	(626,624)	467,539
Net Increase in Net Assets Resulting from Operations	1,184,363	535,808

Distributions to Shareholders:
Accumulated earnings	(74,925)	(40,446)
Total Distributions to Shareholders	(74,925)	(40,446)

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares (See Note 6)	6,546,136	246,537
Cost of shares redeemed (See Note 7)	(5,858,223)	—
Net Increase in Net Assets from Shares of Beneficial Interest Transactions	687,913	246,537
Net Increase in Net Assets	1,797,351	741,899

Net Assets:
Beginning of year	5,387,621	4,645,722
End of year	$7,184,972	$5,387,621

Changes in Shares Outstanding:
Shares outstanding, beginning of year	200,000	190,000
Shares sold	205,000	10,000
Shares redeemed	(180,000)	—
Shares outstanding, end of year	225,000	200,000

See accompanying notes to financial statements.

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Gabelli Global Technology Leaders ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Year Ended December 31, 2025		Year Ended December 31, 2024	Year Ended December 31, 2023	Period Ended December 31, 2022(a)
Operating Performance:
Net Asset Value, Beginning of Period	$26.94		$24.45	$20.85	$25.00
Net Investment Income(b)	0.36		0.21	0.19	0.16
Net Realized and Unrealized Gain/(Loss) on Investments	4.96		2.48	3.62	(4.15)
Total from Investment Operations	5.32		2.69	3.81	(3.99)

Distributions to Shareholders:
Net Investment Income	(0.33)		(0.20)	(0.21)	(0.16)
Net Asset Value, End of Period	$31.93		$26.94	$24.45	$20.85
NAV total return†	19.78%		10.99%	18.23%	(15.90)%
Market price, End of Period	$31.95		$26.95	$24.44	$20.86
Investment total return††	19.79%		11.09%	18.14%	(15.90)%
Net Assets, End of Period (in 000’s)	$7,185		$5,388	$4,646	$4,379

Ratio to average net assets of:
Net Investment Income	1.23%		0.80%	0.84%	0.78	%(c)
Operating Expenses Before Waiver	0.92%		0.90%	0.90%	0.90	%(c)
Operating Expenses Net of Waiver	0.00	%(d)	0.00%	0.00%	0.00	%(c)
Portfolio Turnover Rate(e)	37%		1%	13%	28%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on January 5, 2022. The Fund first sold shares on January 3, 2022.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the year ended December 31, 2025, there was minimal impact on the expense ratios.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

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Gabelli Global Technology Leaders ETF

Notes to Financial Statements

1. Organization. Effective December 15, 2025, the Gabelli Automation ETF changed its name to the Gabelli Global Technology Leaders ETF. The Gabelli ETFs Trust (the Trust) was organized on July 26, 2018 as a Delaware statutory trust and Gabelli Global Technology Leaders ETF (the Fund) commenced investment operations on January 5, 2022. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an actively managed ETF, whose investment objective is to provide growth of capital.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Trustees (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

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Gabelli Global Technology Leaders ETF

Notes to Financial Statements (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Total Market Value at 12/31/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$4,982,162	—	$4,982,162
U.S. Government Obligations	—	$3,844,064	3,844,064
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$4,982,162	$3,844,064	$8,826,226

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and

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Gabelli Global Technology Leaders ETF

Notes to Financial Statements (Continued)

discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to the reversal of redemption-in-kind loss. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2025, reclassifications were made to increase paid-in capital by $1,263,284, with an offsetting adjustment to total accumulated earnings.

The tax character of distributions paid during the years ended December 31, 2025 and 2024 was as follows:

	Year Ended December 31, 2025	Year Ended December 31, 2024
Distributions paid from:
Ordinary income	$72,035	$40,446
Net long term capital gains	2,890	-
Total distributions paid	$74,925	$40,446

Provision for Income Taxes. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains on an annual basis. Therefore, no provision for federal income taxes is required.

At December 31, 2025, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed long term capital gains	$151,020
Unrealized appreciation on investments	30,613
Total accumulated earnings	$181,633

The Fund utilized $321,761 of the capital loss carryforward for the year ended December 31, 2025.

At December 31, 2025, the temporary difference between book basis and tax basis unrealized appreciation on investments were primarily due to deferral of losses from wash sales for tax purposes.

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Gabelli Global Technology Leaders ETF

Notes to Financial Statements (Continued)

The following summarizes the tax cost on investments and the net unrealized appreciation at December 31, 2025:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$8,795,613	$128,799	$(98,186)	$30,613

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the year ended December 31, 2025, the Fund did not incur any income tax, interest, or penalties. The Fund’s federal and state tax returns will remain open and subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

Recent Accounting Pronouncement. During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendment enhances income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the reporting period, the Fund paid less than 1% in foreign or U.S. federal, state or local income taxes.

3. Investment Advisory Agreement and Other Transactions. Pursuant to an Investment Advisory Agreement with the Trust, the Adviser manages the investments of the Fund’s assets. Under the Investment Advisory Agreement, the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.90% of the value of its average daily net assets and the Adviser is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to the Adviser; and (v) litigation expenses and any extraordinary expenses.

The Adviser has contractually agreed to waive its investment advisory fee of 0.90% on the first $25 million in net assets (the Fee Waiver). The Fee Waiver will continue until at least April 30, 2026 and shall not apply to any brokerage costs, acquired Fund fees and expenses, interest, taxes, and extraordinary expenses that the Fund may incur. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.

During the year ended December 31, 2025, the Adviser waived expenses in the amount of $52,844.

4. Portfolio Securities. Purchases of securities during the year ended December 31, 2025, other than short term securities and U.S. Government obligations, aggregated $5,022,305 and $1,868,042, respectively.

5. Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the estimated transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to

11

Gabelli Global Technology Leaders ETF

Notes to Financial Statements (Continued)

or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and varying amounts based on the time an order is placed. The Fund may impose higher transaction fees when cash is substituted for Basket instruments. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

6. Subscription-in-kind. When considered to be in the best interest of all shareholders, the Fund may accept portfolio securities as payment for the purchase of Fund shares (subscriptions-in-kind). For financial reporting and tax purposes, the cost basis of contributed securities is equal to the market value of the securities on the date of contribution. Gains and losses realized on subscriptions-in-kind are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2025, the Fund had $803,863 of subscriptions-in-kind, including cash of $329,680.

7. Redemptions-in-kind. When considered to be in the best interest of all shareholders, the Fund may distribute portfolio securities as payment for redemptions of Fund shares (redemptions-in-kind). Gains and losses realized on redemptions-in-kind are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2025, the Fund realized net gains of $1,263,320 on $5,858,223 of redemptions-in-kind, including cash of $1,059,763.

8. Transactions with Affiliates and Other Arrangements. During the year ended December 31, 2025, the Fund paid $219 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Adviser pays retainer and per meeting fees to Independent Trustees and certain Interested Trustees, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this year was $1,357.

9. Significant Shareholder. As of December 31, 2025, approximately 82.0% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating

12

Gabelli Global Technology Leaders ETF

Notes to Financial Statements (Continued)

segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

12. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

13

Gabelli Global Technology Leaders ETF

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Gabelli ETFs Trust and Shareholders of Gabelli Global Technology Leaders ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Gabelli Global Technology Leaders ETF (one of the funds constituting Gabelli ETFs Trust, referred to hereafter as the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025,including the related notes, and the financial highlights for each of the three years in the period ended December 31, 2025 and for the period January 5, 2022 (commencement of operations) through December 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for the each of the three years in the period ended December 31, 2025 and for the period January 5, 2022 (commencement of operations) through December 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and broker; when replies were not received from broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 27, 2026

We have served as the auditor of one or more investment companies in the Gabelli Fund Complex since 1986.

14

Gabelli Global Technology Leaders ETF

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act, the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 15, 2024, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Gabelli Global Technology Leaders ETF

2025 TAX NOTICE TO SHAREHOLDERS (Unaudited)

During the year December 31, 2025, the Fund paid to shareholders ordinary income distributions totaling $0.33 per share. During the year ended December 31, 2025, the Fund paid to shareholders long term capital gains of $2,890, or the maximum allowable. For the year ended December 31, 2025, 48.56% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 52.55% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

U.S. Government Income:

The percentage of ordinary income dividends paid by the Fund during 2025 derived from U.S. Government securities was 47.81%. Such income is exempt from state and local taxes in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of its fiscal year in U.S. Government securities. The Fund did not meet this strict requirement in 2025. The percentage of U.S. Government securities held as of December 31, 2025 was 53.5%.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC that is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

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GABELLI ETFS TRUST
GABELLI GLOBAL TECHNOLOGY LEADERS ETF

One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Christopher J. Marangi
Managing Director and
Co-Chief Investment Officer,
GAMCO Investors, Inc.
Portfolio Manager for Gabelli Funds, LLC

John Birch
Partner,
The Cardinal Partners Global

Anthony S. Colavita
Attorney,
Anthony S. Colavita, P.C.

Michael J. Ferrantino
Chief Executive Officer,
InterEx Inc.

Leslie F. Foley
Attorney

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President,
GAMCO Investors, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

The Bank of New York Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Global Technology Leaders ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GGTL Q4/2025

GABELLI FUNDS

GABELLI GLOBAL TECHNOLOGY LEADERS ETF

Annual Report
December 31, 2025

Gabelli Growth Innovators ETF

Annual Report — December 31, 2025

(Y)our Portfolio Management Team

Howard F. Ward, CFA Portfolio Manager BA, Northwestern University	John Belton, CFA Portfolio Manager BA, Boston College MBA, Columbia School of Business

To Our Shareholders,

For the year ended December 31, 2025, the net asset value (NAV) total return of Gabelli Growth Innovators ETF (the Fund) was 18.1% compared with a total return of 21.1% for the Nasdaq Composite Index. The total return based on the Fund’s Market Price was 18.3%. The Fund’s NAV per share was $35.23, while the price of the publicly traded shares closed at $35.26 on the New York Stock Exchange (NYSE) Arca.

Enclosed are the financial statements, including the schedule of investments, as of December 31, 2025.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of December 31, 2025:

GABELLI GROWTH INNOVATORS ETF

Information Technology - Semiconductors	16.9%
Communication Services	14.8%
Information Technology - Software and Services	14.2%
U.S. Government Obligations	14.1%
Health Care	10.6%
Financials	8.5%
Consumer Discretionary	6.5%
Aerospace and Defense	4.6%
Energy and Utilities	4.1%
Industrials	3.5%
Automotive	2.6%
Other Assets and Liabilities (Net)	(0.4)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

Gabelli Growth Innovators ETF

Schedule of Investments — December 31, 2025

Shares		Cost	Market Value
	COMMON STOCKS – 86.3%
	Aerospace and Defense – 4.6%
1,069	General Electric Co.	$254,285	$329,284
195	Howmet Aerospace Inc.	39,316	39,979
		293,601	369,263
	Automotive – 2.6%
460	Tesla Inc.†	198,067	206,871

	Communication Services – 14.8%
1,526	Alphabet Inc., Cl. C	323,808	478,859
511	Meta Platforms Inc., Cl. A	276,976	337,306
2,640	Netflix Inc.†	237,272	247,526
239	Spotify Technology SA†	114,296	138,790
		952,352	1,202,481
	Consumer Discretionary – 6.5%
1,983	Amazon.com Inc.†	413,499	457,716
57	Costco Wholesale Corp.	45,609	49,153
8	MercadoLibre Inc.†	20,245	16,114
		479,353	522,983
	Energy and Utilities – 4.1%
514	GE Vernova Inc.	198,210	335,935

	Financials – 8.5%
1,692	KKR & Co. Inc.	201,644	215,696
517	Mastercard Inc., Cl. A	265,476	295,145
355	Moody’s Corp.	163,367	181,352
		630,487	692,193
	Health Care – 10.6%
1,376	Boston Scientific Corp.†	128,592	131,201
309	Eli Lilly & Co.	271,650	332,076
324	Intuitive Surgical Inc.†	156,998	183,501
595	Stryker Corp.	214,168	209,125
		771,408	855,903
	Industrials – 3.5%
304	Amphenol Corp., Cl. A	41,329	41,083
494	Eaton Corp. plc	156,167	157,344
226	Trane Technologies plc	85,252	87,959
		282,748	286,386
	Information Technology - Semiconductors – 16.9%
650	Applied Materials Inc.	138,686	167,043
130	ASML Holding NV, ADR	117,106	139,082
1,069	Broadcom Inc.	276,216	369,981
Shares		Cost	Market Value
3,729	NVIDIA Corp.	$478,194	$695,459
		1,010,202	1,371,565
	Information Technology - Software and Services – 14.2%
979	Apple Inc.	243,742	266,151
171	Cadence Design Systems Inc.†	53,394	53,451
270	CrowdStrike Holdings Inc., Cl. A†	108,030	126,565
143	Intuit Inc.	93,946	94,726
743	Microsoft Corp.	349,187	359,330
794	Oracle Corp.	164,817	154,758
630	ServiceNow Inc.†	97,170	96,510
		1,110,286	1,151,491

	TOTAL COMMON STOCKS	5,926,714	6,995,071

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS – 14.1%
$1,145,000	U.S. Treasury Bills,3.49% to 3.74%††, 01/08/26 to 03/19/26	1,140,535	1,140,751

	TOTAL INVESTMENTS — 100.4%	$7,067,249	8,135,822

	Other Assets and Liabilities (Net) — (0.4)%		(32,631)

	NET ASSETS — 100.0%		$8,103,191

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

3

Gabelli Growth Innovators ETF

Statement of Assets and Liabilities

December 31, 2025

Assets:
Investments at value (cost $7,067,249)	$8,135,822
Cash	1,173
Dividends receivable	984
Total Assets	8,137,979
Liabilities:
Distributions payable	34,785
Payable for investment advisory fees	3
Total Liabilities	34,788
Net Assets	$8,103,191

Net Assets Consist of:
Paid-in capital	$8,136,987
Total accumulated loss	(33,796)
Net Assets	$8,103,191

Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:	230,000
Net Asset Value per share:	$35.23

Statement of Operations

For the Year Ended December 31, 2025

Investment Income:
Dividends (net of foreign withholding taxes of $129)	$25,340
Interest	19,691
Total Investment Income	45,031
Expenses:
Investment advisory fees	61,678
Miscellaneous expenses	1,335
Total Expenses	63,013
Less:
Expenses paid indirectly by broker (See Note 8)	(1,335)
Expenses waived by Adviser (See Note 3)	(51,521)
Net Expenses	10,157
Net Investment Income	34,874

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain on investments	153,160
Net realized gain on redemptions in-kind	1,298,620
Net change in unrealized depreciation on investments	(294,546)
Net Realized and Unrealized Gain on Investments	1,157,234
Net Increase in Net Assets Resulting from Operations	$1,192,108

See accompanying notes to financial statements.

4

Gabelli Growth Innovators ETF

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income (loss)	$34,874	$(28,651)
Net realized gain on investments	153,160	33,637
Net realized gain on redemptions in-kind	1,298,620	1,062,762
Net change in unrealized appreciation/(depreciation) on investments	(294,546)	578,076
Net Increase in Net Assets Resulting from Operations	1,192,108	1,645,824

Distributions to Shareholders:
Accumulated earnings	(34,785)	—
Total Distributions to Shareholders	(34,785)	—

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares (See Note 6)	4,682,774	4,410,301
Cost of shares redeemed (See Note 7)	(3,577,452)	(3,383,332)
Net Increase in Net Assets from Shares of Beneficial Interest Transactions	1,105,322	1,026,969
Net Increase in Net Assets	2,262,645	2,672,793

Net Assets:
Beginning of year	5,840,546	3,167,753
End of year	$8,103,191	$5,840,546

Changes in Shares Outstanding:
Shares outstanding, beginning of year	195,000	150,000
Shares sold	135,000	185,000
Shares redeemed	(100,000)	(140,000)
Shares outstanding, end of year	230,000	195,000

See accompanying notes to financial statements.

5

Gabelli Growth Innovators ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Year Ended December 31, 2025		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Period Ended December 31, 2021(a)
Operating Performance:
Net Asset Value, Beginning of Period	$29.95		$21.12	$14.86	$26.46	$25.00
Net Investment Income (Loss)(b)	0.17		(0.15)	(0.10)	(0.11)	(0.15)
Net Realized and Unrealized Gain/(Loss) on Investments	5.26		8.98	6.36	(11.49)	1.61
Total from Investment Operations	5.43		8.83	6.26	(11.60)	1.46

Distributions to Shareholders:
Net Investment Income	(0.15)		—	—	—	—
Net Asset Value, End of Period	$35.23		$29.95	$21.12	$14.86	$26.46
NAV total return†	18.13%		41.83%	42.16%	(43.86)%	5.84%
Market price, End of Period	$35.26		$29.93	$21.11	$14.84	$26.47
Investment total return††	18.31%		41.78%	42.25%	(43.94)%	5.88%
Net Assets, End of Period (in 000’s)	$8,103		$5,841	$3,168	$2,080	$4,102

Ratio to average net assets of:
Net Investment Income (Loss)	0.51%		(0.55)%	(0.54)%	(0.59)%	(0.68	)%(c)
Operating Expenses Before Waiver	0.92%		0.90%	0.90%	0.90%	0.90	%(c)
Operating Expenses Net of Waiver	0.15	%(d)	0.90%	0.90%	0.90%	0.90	%(c)
Portfolio Turnover Rate(e)	6%		45%	87%	77%	56%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on February 16, 2021.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the year ended December 31, 2025, there was minimal impact on the expense ratios.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

6

Gabelli Growth Innovators ETF

Notes to Financial Statements

1. Organization. The Gabelli ETFs Trust (the Trust) was organized on July 26, 2018 as a Delaware statutory trust and Gabelli Growth Innovators ETF (the Fund) commenced investment operations on February 16, 2021. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an actively managed ETF, whose investment objective is to seek to provide capital appreciation.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Trustees (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology

7

Gabelli Growth Innovators ETF

Notes to Financial Statements (Continued)

used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Total Market Value at 12/31/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$6,995,071	—	$6,995,071
U.S. Government Obligations	—	$1,140,751	1,140,751
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$6,995,071	$1,140,751	$8,135,822

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is

8

Gabelli Growth Innovators ETF

Notes to Financial Statements (Continued)

recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to the reversal of redemption-in-kind. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2025, reclassifications were made to increase paid-in capital by $1,298,620, with an offsetting adjustment to total distributable earnings.

Distributions paid from:
Ordinary income	$34,785
Total distributions paid	$34,785

Provision for Income Taxes. The Fund qualifies as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains on an annual basis. Therefore, no provision for federal income taxes is required.

At December 31, 2025, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed ordinary income (inclusive of short term capital gains)	$89
Accumulated capital loss carryforwards	(1,100,441)
Unrealized appreciation on investments	1,066,556
Total accumulated losses	$(33,796)

The Fund utilized $153,160 of the capital loss carryforward for the year ended December 31, 2025.

At December 31, 2025, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

Short term capital loss carryforward with no expiration	$712,644
Long term capital loss carryforward with no expiration	387,797
Total Capital Loss Carryforward	$1,100,441

At December 31, 2025, the temporary difference between book basis and tax basis unrealized appreciation/depreciation on investments were primarily due to deferral of losses from wash sales for tax purposes.

9

Gabelli Growth Innovators ETF

Notes to Financial Statements (Continued)

The following summarizes the tax cost on investments and the net unrealized appreciation at December 31, 2025:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$7,069,265	$1,205,326	$(138,769)	$1,066,557

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the year ended December 31, 2025, the Fund did not incur any income tax, interest, or penalties. The Fund’s federal and state tax returns will remain open and subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

Recent Accounting Pronouncement. During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendment enhances income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the reporting period, the Fund paid less than 1% in foreign or U.S. federal, state or local income taxes.

3. Investment Advisory Agreement and Other Transactions. Pursuant to an Investment Advisory Agreement with the Trust, the Adviser manages the investments of the Fund’s assets. Under the Investment Advisory Agreement, the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.90% of the value of its average daily net assets and the Adviser is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to the Adviser; and (v) litigation expenses and any extraordinary expenses.

Effective March 10, 2025, the Adviser has contractually agreed to waive its investment advisory fee of 0.90% on the first $25 million in net assets (the Fee Waiver). The Fee Waiver will continue until at least April 30, 2026, and shall not apply to any brokerage costs, acquired Fund fees and expenses, interest, taxes, and extraordinary expenses that the Fund may incur. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.

During the year ended December 31, 2025, the Adviser waived expenses in the amount of $51,521.

4. Portfolio Securities. Purchases and sales of securities during the year ended December 31, 2025, other than short term securities and U.S. Government obligations, and in-kind transactions, aggregated $374,846 and $1,165,338, respectively.

5. Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in

10

Gabelli Growth Innovators ETF

Notes to Financial Statements (Continued)

Net Assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the estimated transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and varying amounts based on the time an order is placed. The Fund may impose higher transaction fees when cash is substituted for Basket instruments. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

6. Subscriptions-in-kind. When considered to be in the best interest of all shareholders, the Fund may accept portfolio securities as payment for the purchase of Fund shares (subscriptions-in-kind). For financial reporting and tax purposes, the cost basis of contributed securities is equal to the market value of the securities on the date of contribution. Gains and losses realized on subscriptions-in-kind are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2025, the Fund had $4,682,774 of subscriptions-in-kind, including cash of $608,753.

7. Redemptions-in-kind. When considered to be in the best interest of all shareholders, the Fund may distribute portfolio securities as payment for redemptions of Fund shares (redemptions-in-kind). Gains and losses realized on redemptions-in-kind are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2025, the Fund realized net gains of $1,298,620 on $3,577,452 of redemptions-in-kind, including cash of $429,349.

8. Transactions with Affiliates and Other Arrangements. During the year ended December 31, 2025, the Fund paid $136 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Adviser pays retainer and per meeting fees to Independent Trustees and certain Interested Trustees, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,335.

9. Significant Shareholder. As of December 31, 2025, approximately 47.1% of the Fund was beneficially owned by the Adviser and its affiliates, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11

Gabelli Growth Innovators ETF

Notes to Financial Statements (Continued)

11. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

12. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

12

Gabelli Growth Innovators ETF

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Gabelli ETFs Trust and Shareholders of Gabelli Growth Innovators ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Gabelli Growth Innovators ETF (one of the funds constituting Gabelli ETFs Trust, referred to hereafter as the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the four years in the period ended December 31, 2025 and for the period February 16, 2021 (commencement of operations) through December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the four years in the period ended December 31, 2025 and for the period February 16, 2021 (commencement of operations) through December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 27, 2026

We have served as the auditor of one or more investment companies in the Gabelli Fund Complex since 1986.

13

Gabelli Growth Innovators ETF

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act, the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 27, 2025, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Gabelli Growth Innovators ETF

2025 TAX NOTICE TO SHAREHOLDERS (UNAUDITED)

During the year December 31, 2025, the Fund paid to shareholders ordinary income distributions totaling $0.15 per share. For the year ended December 31, 2025, 70.76% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 67.4% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

U.S. Government Income:

The percentage of ordinary income dividends paid by the Fund during 2025 derived from U.S. Government securities was 43.73%. Such income is exempt from state and local taxes in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of its fiscal year in U.S. Government securities. The Fund did not meet this strict requirement in 2025. The percentage of U.S. Government securities held as of December 31, 2025 was 14.1%.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

GABELLI ETFS TRUST
GABELLI GROWTH INNOVATORS ETF

One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Christopher J. Marangi
Managing Director and
Co-Chief Investment Officer,
GAMCO Investors, Inc.
Portfolio Manager for Gabelli
Funds, LLC

John Birch
Partner,
The Cardinal Partners Global

Anthony S. Colavita
Attorney,
Anthony S. Colavita, P.C.

Michael J. Ferrantino
Chief Executive Officer,
InterEx Inc.

Leslie F. Foley
Attorney

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President,
GAMCO Investors, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

The Bank of New York
Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Growth Innovators ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GGRW Q4/2025

GABELLI
FUNDS

GABELLI GROWTH INNOVATORS ETF

Annual Report
December 31, 2025

Gabelli High Income ETF

Annual Report — December 31, 2025

Wayne Plewniak Managing Director & Portfolio Manager BA, Rochester Institute of Technology MBA, Georgetown University

To Our Shareholders,

For the period ended December 31, 2025, the net asset value (NAV) total return of Gabelli High Income ETF (the Fund) was 1.2% compared with a total return of 1.8% for the Standard & Poor’s (S&P) 500 Index. The total return based on the Fund’s market price was 1.5%. The Fund’s NAV per share was $25.16, while the price of the publicly traded shares closed at $25.23 on the New York Stock Exchange (NYSE) Arca.

Enclosed are the financial statements, including the schedule of investments, as of December 31, 2025.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of December 31, 2025:

GABELLI HIGH INCOME ETF

Diversified Industrial	16.0%
Energy	13.2%
Materials	10.5%
Chemicals	8.8%
Financials	8.4%
U.S. Government Obligations	6.9%
Consumer Services	6.8%
Utilities	5.4%
Automotive	5.2%
Food & Beverage	3.7%
Communications	3.7%
Health Care	3.4%
Real Estate	2.3%
Environmental Control	1.7%
Metals & Mining	1.7%
Agriculture	1.7%
Building Materials	0.8%
Other Assets and Liabilities (Net)	(0.2)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

Gabelli High Income ETF

Schedule of Investments — December 31, 2025

Principal Amount		Cost	Market Value
	CORPORATE BOND – 89.8%
	Agriculture – 1.7%
$100,000	Darling Ingredients Inc., 6.00%, 06/15/30	$100,980	$101,701

	Automotive – 5.2%
100,000	Garrett Motion Holdings Inc./Garrett LX I Sarl, 7.75%, 05/31/32	105,157	106,357
100,000	Phinia Inc., 6.63%, 10/15/32	102,711	103,921
100,000	Qnity Electronics Inc., 6.25%, 08/15/33	102,758	103,780
		310,626	314,058
	Building Materials – 0.8%
50,000	Smyrna Ready Mix Concrete LLC, 6.00%, 11/01/28	50,296	50,270

	Chemicals – 8.8%
100,000	Ashland Inc., 3.38%, 09/01/31	89,717	91,563
50,000	FMC Corp., 5.65%, 05/18/33	45,926	43,924
50,000	Huntsman International LLC, 5.70%, 10/15/34	45,098	45,318
100,000	Methanex US Operations Inc., 6.25%, 03/15/32	101,678	103,030
100,000	Minerals Technologies Inc., 5.00%, 07/01/28	98,565	99,373
100,000	Olin Corp., 6.63%, 04/01/33	98,876	99,372
50,000	SNF Group SACA, 3.38%, 03/15/30	46,870	47,012
		526,730	529,592
	Communications – 3.7%
100,000	Lamar Media Corp., 5.38%, 11/01/33	99,498	99,470
125,000	Rogers Communications Inc.,, 5.25%, 03/15/82	124,246	125,031
		223,744	224,501
	Consumer Services – 6.8%
100,000	Herc Holdings Inc., 6.00%, 03/15/34	100,000	101,358
100,000	Herc Holdings Inc., New York, 7.00%, 06/15/30	104,279	105,299
100,000	Hilton Domestic Operating Co. Inc., 5.50%, 03/31/34	100,373	100,820
Principal Amount		Cost	Market Value
$100,000	United Rentals North America Inc., 5.38%, 11/15/33	$100,000	$99,991
		404,652	407,468
	Diversified Industrial – 16.0%
100,000	AECOM, 6.00%, 08/01/33	102,299	102,543
100,000	Boise Cascade Co., 4.88%, 07/01/30	98,640	99,253
100,000	Clean Harbors Inc., 6.38%, 02/01/31	102,143	103,086
100,000	Coherent Corp., 5.00%, 12/15/29	99,030	99,740
100,000	Crown Americas LLC, 5.88%, 06/01/33	102,059	102,366
100,000	Enpro Inc., 6.13%, 06/01/33	102,898	103,433
100,000	Moog Inc., 4.25%, 12/15/27	98,721	99,114
50,000	Mueller Water Products Inc., 4.00%, 06/15/29	48,768	48,857
50,000	Park-Ohio Industries Inc., 8.50%, 08/01/30	51,619	51,588
50,000	TopBuild Corp., 5.63%, 01/31/34	50,602	50,606
100,000	TransDigm Inc., 6.00%, 01/15/33	101,357	102,428
		958,136	963,014
	Energy – 11.2%
100,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 5.75%, 07/01/34	100,000	100,857
100,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., New York, 5.75%, 10/15/33	100,375	100,658
75,000	Chord Energy Corp., 6.00%, 10/01/30	75,037	76,131
50,000	Chord Energy Corp., New York, 6.75%, 03/15/33	50,987	51,733
50,000	Continental Resources Inc., 2.88%, 04/01/32	43,910	43,652
50,000	Enerflex Inc., 6.88%, 01/15/31	50,728	51,156
50,000	Hess Midstream Operations LP, 5.13%, 06/15/28	50,011	50,242
100,000	Range Resources Corp.,

See accompanying notes to financial statements.

3

Gabelli High Income ETF

Schedule of Investments (Continued) — December 31, 2025

Principal Amount		Cost	Market Value
	CORPORATE BOND (Continued)
	Energy (Continued)
	4.75%, 02/15/30	$98,196	$98,774
$100,000	Sunoco LP, 6.63%, 08/15/32	102,663	103,249
		671,907	676,452
	Environmental Control – 1.7%
100,000	GFL Environmental Inc., 6.75%, 01/15/31	104,338	105,041

	Financials – 7.5%
100,000	Apollo Debt Solutions BDC, 5.20%, 12/08/28	99,995	100,014
50,000	Carlyle Secured Lending Inc., 5.75%, 02/15/31	48,865	49,359
100,000	Iron Mountain Inc., 7.00%, 02/15/29	102,618	102,788
200,000	SoftBank Group Corp., 6.50%, 04/10/29	200,674	200,972
		452,152	453,133
	Food & Beverage – 3.7%
100,000	Aramark Services Inc., 5.00%, 02/01/28	99,905	100,074
125,000	Post Holdings Inc., 6.50%, 03/15/36	125,000	125,287
		224,905	225,361
	Health Care – 3.4%
100,000	BellRing Brands Inc., 7.00%, 03/15/30	102,323	103,465
100,000	Teleflex Inc., 4.25%, 06/01/28	98,130	99,118
		200,453	202,583
	Materials – 10.5%
100,000	Carpenter Technology Corp., 5.63%, 03/01/34	100,651	101,665
125,000	Celanese US Holdings LLC, 7.38%, 02/15/34	125,000	127,182
100,000	Cleveland-Cliffs Inc., 6.75%, 04/15/30	101,596	102,963
100,000	Commercial Metals Co., 5.75%, 11/15/33	101,422	102,311
100,000	Knife River Corp., 7.75%, 05/01/31	104,679	105,181
100,000	The Dow Chemical Co., 4.25%, 10/01/34	91,790	91,527
		625,138	630,829
Principal Amount		Cost	Market Value
	Metals & Mining – 1.7%
$100,000	Alumina Pty Ltd., 6.38%, 09/15/32	$103,806	$104,223

	Real Estate – 1.7%
100,000	RHP Hotel Properties LP/RHP Finance Corp., 6.50%, 04/01/32	102,488	103,777

	Utilities – 5.4%
100,000	NRG Energy Inc., 6.00%, 02/01/33	101,704	102,140
125,000	Suburban Propane Partners LP/Suburban Energy Finance Corp., 6.50%, 12/15/35	125,000	125,123
100,000	The Southern Co., Ser. B, (5 yr. US Treasury Yield Curve Rate T Note Constant Maturity + 3.73%), 4.00%, 01/15/51	99,828	100,321
		326,532	327,584
	TOTAL CORPORATE BOND	5,386,883	5,419,587

Shares
	COMMON STOCKS – 3.0%
	Energy – 2.0%
250	Enbridge Inc.	11,706	11,957
1,325	Energy Transfer LP	22,220	21,849
625	Enterprise Products Partners LP	20,350	20,038
375	MPLX LP	20,652	20,014
1,000	Plains All American Pipeline LP	17,495	17,960
325	Sunoco LP, New York	17,123	17,033
425	Western Midstream Partners LP	16,547	16,788
		126,093	125,639
	Financials – 0.4%
375	Ares Capital Corp.	7,478	7,586
300	Blackstone Secured Lending Fund	8,082	7,899
375	Sixth Street Specialty Lending Inc.	8,130	8,145
		23,690	23,630
	Real Estate – 0.6%
250	Gaming and Leisure Properties Inc., REIT	11,198	11,172
125	Realty Income Corp., REIT	7,064	7,046

See accompanying notes to financial statements.

4

Gabelli High Income ETF

Schedule of Investments (Continued) — December 31, 2025

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Real Estate (Continued)
375	Starwood Property Trust Inc., REIT	$6,949	$6,754
375	VICI Properties Inc., REIT	10,589	10,545
		35,800	35,517
	TOTAL COMMON STOCKS	185,583	184,786

	PREFERRED STOCK – 0.4%
	Financials – 0.4%
1,000	W. R. Berkley Corp., 5.70%, 03/30/58	22,256	22,100

	CLOSED-END FUNDS – 0.1%
500	Blue Owl Capital Corp.	6,275	6,215

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS – 6.9%
$420,000	U.S. Treasury Bill, 3.47%††, 02/19/26	417,831	418,011

	TOTAL INVESTMENTS — 100.2%	$6,018,828	6,050,699

	Other Assets and Liabilities (Net) — (0.2)%		(13,286)

	NET ASSETS — 100.0%		$6,037,413

††	Represents annualized yield at date of purchase.

BDC	Business Development Company
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

5

Gabelli High Income ETF

Statement of Assets and Liabilities

December 31, 2025

Assets:
Investments at value (cost $6,018,828)	$6,050,699
Cash	11,430
Interest receivable	69,031
Total Assets	6,131,160
Liabilities:
Distributions payable	35,878
Payable for investments purchased	57,869
Total Liabilities	93,747
Net Assets	$6,037,413

Net Assets Consist of:
Paid-in capital	$6,003,701
Total accumulated earnings	33,712
Net Assets	$6,037,413

Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:	240,000
Net Asset Value per share:	$25.16

Statement of Operations

For the Period Ended December 31, 2025 (a)

Investment Income:
Dividends	$986
Interest	36,115
Total Investment Income	37,101
Expenses:
Investment advisory fees	4,031
Total Expenses	4,031
Less:
Expenses waived by Adviser (See Note 3)	(4,031)
Net Expenses	—
Net Investment Income	37,101

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain on investments	618
Net change in unrealized appreciation on investments	31,871
Net Realized and Unrealized Gain on Investments	32,489
Net Increase in Net Assets Resulting from Operations	$69,590

(a)	The Fund commenced investment operations on November 17, 2025. The Fund first sold shares on November 14, 2025.

See accompanying notes to financial statements.

6

Gabelli High Income ETF

Statement of Changes in Net Assets

Period Ended December 31, 2025(a)
Operations:
Net investment income	$37,101
Net realized gain on investments	618
Net change in unrealized appreciation on investments	31,871
Net Increase in Net Assets Resulting from Operations	69,590

Distributions to Shareholders:
Accumulated earnings	(35,878)
Total Distributions to Shareholders	(35,878)

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares (See Note 5)	6,003,701
Net Increase in Net Assets from Shares of Beneficial Interest Transactions	6,003,701
Net Increase in Net Assets	6,037,413

Net Assets:
Beginning of period	—
End of period	$6,037,413

Changes in Shares Outstanding:
Shares outstanding, beginning of period	—
Shares sold	240,000
Shares outstanding, end of period	240,000

(a)	The Fund commenced investment operations on November 17, 2025. The Fund first sold shares on November 14, 2025.

See accompanying notes to financial statements.

7

Gabelli High Income ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Period Ended December 31, 2025(a)
Operating Performance:
Net Asset Value, Beginning of Period	$25.00
Net Investment Income(b)	0.16
Net Realized and Unrealized Gain on Investments	0.15
Total from Investment Operations	0.31

Distributions to Shareholders:
Net Investment Income	(0.15)
Net Asset Value, End of Period	$25.16
NAV total return†	1.24%
Market price, End of Period	$25.23
Investment total return††	1.52%
Net Assets, End of Period (in 000’s)	$6,037

Ratio to average net assets of:
Net Investment Income	5.04	%(c)
Operating Expenses Before Waiver	0.55	%(c)
Operating Expenses Net of Waiver	0.00	%(c)
Portfolio Turnover Rate(d)	0%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on November 17, 2025. The Fund first sold shares on November 14, 2025.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

8

Gabelli High Income ETF

Notes to Financial Statements

1. Organization. The Gabelli ETFs Trust (the Trust) was organized on July 26, 2018 as a Delaware statutory trust and Gabelli High Income ETF (the Fund) commenced investment operations on November 17, 2025. The Fund first sold shares on November 14, 2025. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an actively managed ETF, whose investment objective is to seek a high level of total return through income and capital appreciation.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Trustees (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

9

Gabelli High Income ETF

Notes to Financial Statements (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Total Market Value at 12/31/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Corporate Bond (a)	—	$5,419,587	$5,419,587
Common Stocks (a)	$184,786	—	184,786
Preferred Stock (a)	22,100	—	22,100
Closed-End Funds	6,215	—	6,215
U.S. Government Obligations	—	418,011	418,011
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$213,101	$5,837,598	$6,050,699

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in Other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the

10

Gabelli High Income ETF

Notes to Financial Statements (Continued)

Acquired Funds in addition to the Fund’s expenses. For the year ended December 31, 2025, the Fund’s pro rata portion of the periodic expenses charged by the Acquired Funds was 0.01%.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends. The Fund owns real-estate investment trusts (REITs), and the distributions received from REITs may be classified as dividends, capital gains, or return of capital.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the period ended December 31, 2025 was as follows:

Distributions paid from:
Ordinary income	$35,878
Total distributions paid	$35,878

Provision for Income Taxes. The Fund qualifies as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains on an annual basis. Therefore, no provision for federal income taxes is required.

At December 31, 2025, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed ordinary income (inclusive of short term capital gains)	$1,841
Unrealized appreciation on investments	31,871
Total accumulated earnings	$33,712

11

Gabelli High Income ETF

Notes to Financial Statements (Continued)

The following summarizes the tax cost on investments and the net unrealized appreciation at December 31, 2025:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$6,018,828	$36,666	$(4,795)	$31,871

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the period ended December 31, 2025, the Fund did not incur any income tax, interest, or penalties. The Fund’s federal and state tax returns will remain open and subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

Recent Accounting Pronouncement. During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendment enhances income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the reporting period, the Fund paid less than 1% in foreign or U.S. federal, state or local income taxes.

3. Investment Advisory Agreement and Other Transactions. Pursuant to an Investment Advisory Agreement with the Trust, the Adviser manages the investment of the Fund’s assets. Under the Investment Advisory Agreement, the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.55% of the value of its average daily net assets and the Adviser is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to the Adviser; and (v) litigation expenses and any extraordinary expenses.

The Adviser has contractually agreed to waive its investment advisory fee of 0.55% for at least one year from the effective date of the Fund’s registration statement and shall not apply to any brokerage costs, acquired Fund fees and expenses, interest, taxes, and extraordinary expenses that the Fund may incur. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.

During the period ended December 31, 2025, the Adviser waived expenses in the amount of $4,031.

4. Portfolio Securities. Purchases of securities during the period ended December 31, 2025, other than short term securities, U.S. Government obligations, and in-kind transactions, aggregated $5,601,673, respectively.

5. Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the estimated transaction costs, e.g.,

12

Gabelli High Income ETF

Notes to Financial Statements (Continued)

brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and varying amounts based on the time an order is placed. The Fund may impose higher transaction fees when cash is substituted for Basket instruments. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

6. Transactions with Affiliates and Other Arrangements. The Adviser pays retainer and per meeting fees to Independent Trustees and certain Interested Trustees, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

7. Significant Shareholder. As of December 31, 2025, the Fund’s Adviser and its affiliates beneficially owned 83.9% of the voting securities of the Fund, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

13

Gabelli High Income ETF

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Gabelli ETFs Trust and Shareholders of Gabelli High Income ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Gabelli High Income ETF (one of the funds constituting Gabelli ETFs Trust, referred to hereafter as the “Fund”) as of December 31, 2025, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period November 17, 2025 (commencement of operations) through December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations, changes in its net assets, and the financial highlights for the period November 17, 2025 (commencement of operations) through December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and broker. We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 27, 2026

We have served as the auditor of one or more investment companies in the Gabelli Fund Complex since 1986.

14

Gabelli High Income ETF

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act, the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 27, 2025, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Gabelli High Income ETF

2025 TAX NOTICE TO SHAREHOLDERS (Unaudited)

During the period ended December 31, 2025, the Fund paid distributions to shareholders totaling $0.15, comprised of ordinary income. For the period ended December 31, 2025, 0.0% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 0.0% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

U.S. Government Income:

The percentage of ordinary income dividends paid by the Fund during 2025 derived from U.S. Government securities was 21.82%. Such income is exempt from state and local taxes in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of its fiscal year in U.S. Government securities. The Fund did not meet this strict requirement in 2025. The percentage of U.S. Government securities held as of December 31, 2025 was 6.9%.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC that is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

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GABELLI ETFS TRUST
Gabelli High Income ETF

One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Christopher J. Marangi
Managing Director and Co-Chief Investment Officer, GAMCO Investors, Inc.
Portfolio Manager for Gabelli Funds, LLC

John Birch
Partner,
The Cardinal Partners Global

Anthony S. Colavita
Attorney,
Anthony S. Colavita, P.C.

Michael J. Ferrantino
Chief Executive Officer,
InterEx Inc.

Leslie F. Foley
Attorney

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President,
GAMCO Investors, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

The Bank of New York Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli High Income ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GBHI Q4/2025

GABELLI FUNDS

GABELLI HIGH INCOME ETF

Annual Report
December 31, 2025

Gabelli Love Our Planet & People ETF

Annual Report — December 31, 2025

Christopher J. Marangi Co-Chief Investment Officer BA, Williams College MBA, Columbia Business School

To Our Shareholders,

For the year ended December 31, 2025, the net asset value (NAV) total return of Gabelli Love Our Planet & People ETF (the Fund) was 22.3% compared with a total return of 17.9% for the Standard & Poor’s (S&P) 500 Index. The total return based on the Fund’s market price was 22.6%. The Fund’s NAV per share was $33.01, while the price of the publicly traded shares closed at $33.05 on the New York Stock Exchange (NYSE) Arca.

Enclosed are the financial statements, including the schedule of investments, as of December 31, 2025.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of December 31, 2025:

GABELLI LOVE OUR PLANET & PEOPLE ETF

U.S. Government Obligations	22.3%
Energy and Utilities	14.7%
Equipment and Supplies	11.2%
Machinery	7.0%
Building and Construction	6.9%
Environmental Services	6.6%
Metals and Mining	5.3%
Electronics	5.1%
Automotive Parts and Accessories	4.6%
General Industrial Machinery and Equipment	4.4%
Financial Services	3.7%
Technology Services	2.8%
Health Care	2.6%
Real Estate Investment Trust	2.4%
Diversified Industrial	2.3%
Business Services	2.1%
Banking	1.9%
Specialty Chemicals	1.1%
Industrials	0.7%
Other Assets and Liabilities (Net)	(7.7)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli Love Our Planet & People ETF

Schedule of Investments — December 31, 2025

Shares		Cost	Market Value
	COMMON STOCKS – 85.4%
	Automotive Parts and Accessories – 4.6%
5,198	Blue Bird Corp.†	$161,646	$244,306
1,000	Cummins Inc.	291,109	510,450
		452,755	754,756
	Banking – 1.9%
13,220	Banco Bilbao Vizcaya Argentaria SA, ADR	134,212	308,158

	Building and Construction – 6.9%
3,380	Arcosa Inc.	291,816	359,362
2,600	Carrier Global Corp.	132,512	137,384
3,000	Centuri Holdings Inc.†	65,647	75,750
3,896	Gibraltar Industries Inc.†	221,044	192,618
3,064	Johnson Controls International plc	218,568	366,914
		929,587	1,132,028
	Business Services – 2.1%
15,500	Ranpak Holdings Corp.†	99,060	83,855
7,500	Resideo Technologies Inc.†	165,175	263,400
		264,235	347,255
	Diversified Industrial – 2.3%
3,201	AZZ Inc.	199,395	343,083
1,318	L.B. Foster Co., Cl. A†	25,148	35,520
		224,543	378,603
	Electronics – 5.1%
1,900	Flex Ltd.†	49,920	114,798
20,000	Mirion Technologies Inc.†	238,325	468,400
2,900	Nextpower Inc., Cl. A†	185,495	252,619
		473,740	835,817
	Energy and Utilities – 14.7%
3,900	Alliant Energy Corp.	219,473	253,539
2,202	American Water Works Co. Inc.	308,793	287,361
7,000	Avista Corp.	271,208	269,780
850	Badger Meter Inc.	152,533	148,248
5,490	Brookfield Renewable Corp.	208,902	210,487
760	GE Vernova Inc.	295,692	496,713
1,900	H2O America	92,200	93,081
3,600	IDACORP Inc.	397,894	455,616
50,000	Ur-Energy Inc.†	75,457	69,500
15,000	XPLR Infrastructure LP†	174,671	150,000
		2,196,823	2,434,325
	Environmental Services – 6.6%
14,240	Ardagh Metal Packaging SA	50,416	58,384
Shares		Cost	Market Value
1,584	Republic Services Inc.	$215,343	$335,697
1,600	Veralto Corp.	162,345	159,648
3,100	Waste Connections Inc.	431,488	543,616
		859,592	1,097,345
	Equipment and Supplies – 11.2%
5,000	Crown Holdings Inc.	476,999	514,850
950	Hubbell Inc.	222,991	421,905
352	Preformed Line Products Co.	46,494	72,762
4,600	The Gorman-Rupp Co.	191,954	219,650
2,748	The Timken Co.	217,347	231,189
979	Valmont Industries Inc.	286,441	393,871
		1,442,226	1,854,227
	Financial Services – 3.7%
4,772	ING Groep NV, ADR	67,631	133,616
900	S&P Global Inc.	392,744	470,331
		460,375	603,947
	General Industrial Machinery and Equipment – 4.4%
3,473	Flowserve Corp.	180,714	240,957
6,500	Matthews International Corp., CI. A	192,191	169,780
13,300	Mueller Water Products Inc., CI. A	315,874	316,806
		688,779	727,543
	Health Care – 2.6%
850	Becton Dickinson & Co.	166,396	164,959
13,500	Niagen Bioscience Inc.†	92,586	85,860
900	Protagonist Therapeutics Inc.†	78,207	78,606
1,520	Royalty Pharma plc, CI. A	58,425	58,733
99	Vertex Pharmaceuticals Inc.†	27,915	44,883
		423,529	433,041
	Industrials – 0.7%
3,000	Fluor Corp.†	121,005	118,890

	Machinery – 7.0%
16,000	CNH Industrial NV	176,134	147,520
650	Deere & Co.	257,715	302,621
800	Herc Holdings Inc.	121,923	118,704
4,250	Xylem Inc.	487,626	578,765
		1,043,398	1,147,610
	Metals and Mining – 5.3%
5,100	Cameco Corp.	311,355	466,599
6,300	Freeport-McMoRan Inc.	276,465	319,977

See accompanying notes to financial statements.

Gabelli Love Our Planet & People ETF

Schedule of Investments (Continued) — December 31, 2025

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Metals and Mining (Continued)
1,500	Minerals Technologies Inc.	$89,870	$91,425
		677,690	878,001
	Real Estate Investment Trust – 2.4%
17,000	Weyerhaeuser Co.	497,384	402,730

	Specialty Chemicals – 1.1%
760	Air Products and Chemicals Inc.	199,807	187,735

	Technology Services – 2.8%
830	Alphabet Inc., CI. C	140,579	260,454
13,000	Aurora Innovation Inc.†	64,665	49,920
1,699	Corning Inc.	106,522	148,764
		311,766	459,138
	TOTAL COMMON STOCKS	11,401,446	14,101,149

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS – 22.3%
$3,700,000	U.S. Treasury Bills, 3.49% to 3.72%††, 01/27/26 to 03/26/26	3,681,585	3,681,475

	TOTAL INVESTMENTS — 107.7%	$15,083,031	17,782,624

	Other Assets and Liabilities (Net) — (7.7)%		(1,276,979)

	NET ASSETS — 100.0%		$16,505,645

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt

See accompanying notes to financial statements.

Gabelli Love Our Planet & People ETF

Statement of Assets and Liabilities

December 31, 2025

Assets:
Investments at value (cost $15,083,031)	$17,782,624
Cash	377
Dividends receivable	3,811
Foreign tax reclaims receivable	3,089
Total Assets	17,789,901
Liabilities:
Distributions payable	123,403
Payable for investments purchased	1,160,848
Payable for investment advisory fees	5
Total Liabilities	1,284,256
Net Assets	$16,505,645

Net Assets Consist of:
Paid-in capital	$16,157,220
Total accumulated earnings	348,425
Net Assets	$16,505,645

Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:	500,000
Net Asset Value per share:	$33.01

Statement of Operations

For the Year Ended December 31, 2025

Investment Income:
Dividends (net of foreign withholding taxes of $6,660)	$147,195
Interest	16,732
Total Investment Income	163,927
Expenses:
Investment advisory fees	99,851
Miscellaneous expenses	1,463
Total Expenses	101,314
Less:
Expenses paid indirectly by broker (See Note 8)	(1,463)
Expenses waived by Adviser (See Note 3)	(99,851)
Net Expenses	—
Net Investment Income	163,927

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized gain on investments	76,332
Net realized gain on redemptions in-kind	1,786,736
Net change in unrealized appreciation on investments	107,779
Net Realized and Unrealized Gain on Investments	1,970,847
Net Increase in Net Assets Resulting from Operations	$2,134,774

See accompanying notes to financial statements.

Gabelli Love Our Planet & People ETF

Statement of Changes in Net Assets

	Year Ended December 31, 2025	Year Ended December 31, 2024
Operations:
Net investment income	$163,927	$194,307
Net realized gain/(loss) on investments	76,332	(812,520)
Net realized gain on redemptions in-kind	1,786,736	233,261
Net change in unrealized appreciation on investments	107,779	1,508,076
Net Increase in Net Assets Resulting from Operations	2,134,774	1,123,124

Distributions to Shareholders:
Accumulated earnings	(123,404)	(186,186)
Return of capital	—	(33,295)
Total Distributions to Shareholders	(123,404)	(219,481)

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares (See Note 6)	7,776,572	—
Cost of shares redeemed (See Note 7)	(4,984,346)	(799,732)
Net Increase/(Decrease) in Net Assets from Shares of Beneficial Interest Transactions	2,792,226	(799,732)
Net Increase in Net Assets	4,803,596	103,911

Net Assets:
Beginning of year	11,702,049	11,598,138
End of year	$16,505,645	$11,702,049

Changes in Shares Outstanding:
Shares outstanding, beginning of year	430,000	460,000
Shares sold	235,000	—
Shares redeemed	(165,000)	(30,000)
Shares outstanding, end of year	500,000	430,000

See accompanying notes to financial statements.

Gabelli Love Our Planet & People ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Year Ended December 31, 2025		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Period Ended December 31, 2021(a)
Operating Performance:
Net Asset Value, Beginning of Period	$27.21		$25.21	$24.58	$29.53	$25.00
Net Investment Income(b)	0.44		0.44	0.51	0.53	0.39
Net Realized and Unrealized Gain/(Loss) on Investments	5.63		2.07	0.68	(4.99)	4.51
Total from Investment Operations	6.07		2.51	1.19	(4.46)	4.90

Distributions to Shareholders:
Net Investment Income	(0.27)		(0.43)	(0.50)	(0.46)	(0.37)
Return of Capital	—		(0.08)	(0.06)	(0.03)	—
Total Distributions	(0.27)		(0.51)	(0.56)	(0.49)	(0.37)
Net Asset Value, End of Period	$33.01		$27.21	$25.21	$24.58	$29.53
NAV total return†	22.30%		9.95%	4.85%	(15.08)%	19.62%
Market price, End of Period	$33.05		$27.17	$25.19	$24.58	$29.51
Investment total return††	22.64%		9.88%	4.75%	(15.02)%	19.52%
Net Assets, End of Period (in 000’s)	$16,506		$11,702	$11,598	$12,536	$11,370

Ratio to average net assets of:
Net Investment Income	1.47%		1.64%	2.06%	2.08%	1.51	%(c)
Operating Expenses Before Waiver	0.91%		0.90%	0.90%	0.90%	0.90	%(c)
Operating Expenses Net of Waiver	0.00	%(d)	0.00%	0.00%	0.00%	0.00	%(c)
Portfolio Turnover Rate(e)	14%		20%	24%	19%	13%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on February 1, 2021.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the year ended December 31, 2025, there was minimal impact on the expense ratios.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

Gabelli Love Our Planet & People ETF

Notes to Financial Statements

1. Organization. The Gabelli ETFs Trust (the Trust) was organized on July 26, 2018 as a Delaware statutory trust and Gabelli Love Our Planet & People ETF (the Fund) commenced investment operations on February 1, 2021. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an actively managed ETF, whose investment objective is to provide capital appreciation.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Trustees (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

Gabelli Love Our Planet & People ETF

Notes to Financial Statements (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Total Market Value at 12/31/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$14,101,149	—	$14,101,149
U.S. Government Obligations	—	$3,681,475	3,681,475
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$14,101,149	$3,681,475	$17,782,624

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and

Gabelli Love Our Planet & People ETF

Notes to Financial Statements (Continued)

discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to the reversal of redemption-in-kind loss and adjustments on Real Estate Investment Trusts. These reclassifications have no impact on the NAV of the Fund. For the year ended December 31, 2025, reclassifications were made to increase paid-in capital by $1,753,258, with an offsetting adjustment to total accumulated earnings.

The tax character of distributions paid during the years ended December 31, 2025 and 2024 was as follows:

	Year Ended December 31, 2025	Year Ended December 31, 2024
Distributions paid from:
Ordinary income	$123,404	$186,186
Return of capital	—	33,295
Total distributions paid	$123,404	$219,481

Provision for Income Taxes. The Fund qualifies as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains on an annual basis. Therefore, no provision for federal income taxes is required.

At December 31, 2025, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed ordinary income (inclusive of short term capital gains)	$406
Accumulated capital loss carryforwards	(2,263,612)
Unrealized appreciation on investments	2,611,631
Total accumulated earnings	$348,425

At December 31, 2025, the Fund had net capital loss carryforwards for federal income tax purposes which are available to reduce future required distributions of net capital gains to shareholders. The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses.

Short term capital loss carryforward with no expiration	$512,385
Long term capital loss carryforward with no expiration	1,751,228
Total Capital Loss Carryforward	$2,263,613

Gabelli Love Our Planet & People ETF

Notes to Financial Statements (Continued)

The Fund utilized $168,596 of the capital loss carryforward for the year ended December 31, 2025.

At December 31, 2025, the temporary difference between book basis and tax basis net unrealized appreciation on investments were primarily due to adjustments in investments which were primarily adjustments in investments in certain securities and deferral of losses from wash sales for tax purposes.

The following summarizes the tax cost on investments and the net unrealized appreciation at December 31, 2025:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
Investments	$15,170,993	$3,079,505	$(467,874)	$2,611,631

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the year ended December 31, 2025, the Fund did not incur any income tax, interest, or penalties. The Fund’s federal and state tax returns will remain open and subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

Recent Accounting Pronouncement. During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendment enhances income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the reporting period, the Fund paid less than 1% in foreign or U.S. federal, state or local income taxes.

3. Investment Advisory Agreement and Other Transactions. Pursuant to an Investment Advisory Agreement with the Trust, the Adviser manages the investment of the Fund’s assets. Under the Investment Advisory Agreement, the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.90% of the value of its average daily net assets and the Adviser is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to the Adviser; and (v) litigation expenses and any extraordinary expenses.

The Adviser has contractually agreed to waive its investment advisory fee of 0.90% on the first $100 million in net assets (the Fee Waiver). The Fee Waiver will continue until at least April 30, 2026, and shall not apply to any brokerage costs, acquired Fund fees and expenses, interest, taxes, and extraordinary expenses that the Fund may incur. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.

During the year ended December 31, 2025, the Adviser waived expenses in the amount of $99,851.

4. Portfolio Securities. Purchases and sales of securities during the year ended December 31, 2025, other than short term securities, U.S. Government obligations, and in-kind transactions, aggregated $3,783,388 and $1,537,858, respectively.

Gabelli Love Our Planet & People ETF

Notes to Financial Statements (Continued)

5. Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the estimated transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and varying amounts based on the time an order is placed. The Fund may impose higher transaction fees when cash is substituted for Basket instruments. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

6. Subscriptions-in-kind. When considered to be in the best interest of all shareholders, the Fund may accept portfolio securities as payment for the purchase of Fund shares (subscriptions-in-kind). For financial reporting and tax purposes, the cost basis of contributed securities is equal to the market value of the securities on the date of contribution. Gains and losses realized on subscriptions-in-kind are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2025, the Fund had $3,578,007 of subscriptions-in-kind, including cash of $119,583.

7. Redemptions-in-kind. When considered to be in the best interest of all shareholders, the Fund may distribute portfolio securities as payment for redemptions of Fund shares (redemptions-in-kind). Gains and losses realized on redemptions-in-kind are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2025, the Fund realized net gain of $1,786,736 on $4,984,346 of redemptions-in-kind, including cash of $197,215.

8. Transactions with Affiliates and Other Arrangements. During the year ended December 31, 2025, the Fund paid $270 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

The Adviser pays retainer and per meeting fees to Independent Trustees and certain Interested Trustees, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,463.

9. Significant Shareholder. As of December 31, 2025, the Fund’s Adviser and its affiliates beneficially owned 57.6% of the voting securities of the Fund, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

Gabelli Love Our Planet & People ETF

Notes to Financial Statements (Continued)

10. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

11. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

12. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli Love Our Planet & People ETF

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Gabelli ETFs Trust and Shareholders of Gabelli Love Our Planet & People ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Gabelli Love Our Planet & People ETF (one of the funds constituting Gabelli ETFs Trust, referred to hereafter as the “Fund”) as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the four years in the period ended December 31, 2025 and for the period February 1, 2021 (commencement of operations) through December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the four years in the period ended December 31, 2025 and for the period February 1, 2021 (commencement of operations) through December 31, 2021 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and broker; when replies were not received from broker, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 27, 2026

We have served as the auditor of one or more investment companies in the Gabelli Fund Complex since 1986.

Gabelli Love Our Planet & People ETF

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act, the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 27, 2025, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Gabelli Love Our Planet & People ETF

2025 TAX NOTICE TO SHAREHOLDERS (Unaudited)

During the year ended December 31, 2025, the Fund paid distributions to shareholders totaling $0.27. For the year ended December 31, 2025, 93.59% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

U.S. Government Income:

The percentage of ordinary income dividends paid by the Fund during 2025 derived from U.S. Government securities was 12.76%. Such income is exempt from state and local taxes in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of its fiscal year in U.S. Government securities. The Fund did not meet this strict requirement in 2025. The percentage of U.S. Government securities held as of December 31, 2025 was 22.3%.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC that is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

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GABELLI ETFS TRUST
GABELLI LOVE OUR PLANET & PEOPLE ETF

One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Christopher J. Marangi
Managing Director and
Co-Chief Investment Officer,
GAMCO Investors, Inc.
Portfolio Manager for Gabelli Funds, LLC

John Birch
Partner,
The Cardinal Partners Global

Anthony S. Colavita
Attorney,
Anthony S. Colavita, P.C.

Michael J. Ferrantino
Chief Executive Officer,
InterEx Inc.

Leslie F. Foley
Attorney

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President,
GAMCO Investors, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

The Bank of New York Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Love Our Planet & People ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

LOPP Q4/2025

GABELLI
FUNDS

GABELLI LOVE OUR PLANET & PEOPLE ETF

Annual Report
December 31, 2025

Gabelli Opportunities in Live and Sports ETF

Annual Report — December 31, 2025

(Y)our Portfolio Management Team

Christopher J. Marangi Co-Chief Investment Officer BA, Williams College MBA, Columbia Business School	Alec Boccanfuso Portfolio Manager BA, New York University MBA, Columbia Business School

To Our Shareholders,

For the period ended December 31, 2025, the net asset value (NAV) total return of Gabelli Opportunities in Live and Sports ETF (the Fund) was 0.0% compared with a total return of 0.0% for the Standard & Poor’s (S&P) 500 Index. The total return based on the Fund’s Market Price was 0.0%. The Fund’s NAV per share was $25.00, while the price of the publicly traded shares closed at $25.00 on the New York Stock Exchange (NYSE) Arca.

Enclosed are the financial statements, including the schedule of investments, as of December 31, 2025.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of December 31, 2025:

GABELLI OPPORTUNITIES IN LIVE AND SPORTS ETF

U.S. Government Obligations	100.0%
Sports	23.2%
Media	10.8%
Live Entertainment	6.1%
Other Assets and Liabilities (Net)	(40.1)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

Gabelli Opportunities in Live and Sports ETF
Schedule of Investments — December 31, 2025

Shares		Cost	Market Value
	COMMON STOCKS – 40.1%
	Live Entertainment – 6.1%
4,000	Liberty Live Holdings Inc., Cl. A†	$326,080	$326,000
5,000	Madison Square Garden Entertainment Corp.†	269,550	269,450
600	Sphere Entertainment Co.†	57,060	57,048
		652,690	652,498
	Media – 10.8%
8,900	Comcast Corp., Cl. A	266,199	266,021
3,300	Fox Corp., Cl. B	214,335	214,269
18,500	Grupo Televisa SAB, ADR	54,020	53,835
1,000	Nexstar Media Group Inc.	203,070	203,050
800	Take-Two Interactive Software Inc.†	204,840	204,824
7,400	Warner Bros Discovery Inc.†	213,416	213,268
		1,155,880	1,155,267
	Sports – 23.2%
10,200	Atlanta Braves Holdings Inc., Cl. C†	402,595	402,390
600	Ferrari NV	221,748	221,736
4,800	Liberty Global Ltd., Cl. A†	53,568	53,472
4,500	Liberty Media Corp.-Liberty Formula One, Cl. A†	402,300	402,210
1,500	Madison Square Garden Sports Corp.†	388,005	387,975
9,900	Manchester United plc, Cl. A†	157,806	157,608
1,700	Nike Inc., Cl. B	108,341	108,307
5,600	Rogers Communications Inc., Cl. B	211,400	211,288
4,400	Sportradar Group AG, Cl. A†	104,676	104,588
1,900	The Walt Disney Co.	216,201	216,163
1,000	TKO Group Holdings Inc.	209,020	209,000
		2,475,660	2,474,737
	TOTAL COMMON STOCKS	4,284,230	4,282,502

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS – 100.0%
$10,700,000	U.S. Treasury Bill, 3.58%††, 01/27/26	10,672,790	10,671,747

	TOTAL INVESTMENTS — 140.1%	$14,957,020	14,954,249

	Other Assets and Liabilities (Net) — (40.1)%		(4,280,976)

	NET ASSETS — 100.0%		$10,673,273

†	Non-income producing security.
††	Represents annualized yield at date of purchase.
ADR	American Depositary Receipt

See accompanying notes to financial statements.

3

Gabelli Opportunities in Live and Sports ETF

Statement of Assets and Liabilities

December 31, 2025

Assets:
Investments at value (cost $14,957,020)	$14,954,249
Cash	7,124,393
Total Assets	22,078,642
Liabilities:
Payable for investments purchased	11,405,369
Total Liabilities	11,405,369
Net Assets	$10,673,273

Net Assets Consist of:
Paid-in capital	$10,675,000
Total accumulated loss	(1,727)
Net Assets	$10,673,273

Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:	427,000
Net Asset Value per share:	$25.00

Statement of Operations

For the Period Ended December 31, 2025 (a)

Investment Income:
Interest	$1,044
Total Investment Income	1,044
Expenses:
Total Expenses	—
Net Investment Income	1,044

Net Unrealized Gain/(Loss) on Investments
Net change in unrealized depreciation on investments	(2,771)
Net Unrealized (Loss) on Investments	(2,771)
Net Decrease in Net Assets Resulting from Operations	$(1,727)

(a)	The Fund commenced investment operations on December 31, 2025.

See accompanying notes to financial statements.

4

Gabelli Opportunities in Live and Sports ETF

Statement of Changes in Net Assets

Period Ended December 31, 2025(a)
Operations:
Net investment income	$1,044
Net change in unrealized depreciation on investments	(2,771)
Net Decrease in Net Assets Resulting from Operations	(1,727)

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares (See Note 5)	10,675,000
Net Increase in Net Assets from Shares of Beneficial Interest Transactions	10,675,000
Net Increase in Net Assets	10,673,273

Net Assets:
Beginning of period	—
End of period	$10,673,273

Changes in Shares Outstanding:
Shares outstanding, beginning of period	—
Shares sold	427,000
Shares outstanding, end of period	427,000

(a)	The Fund commenced investment operations on December 31, 2025.

See accompanying notes to financial statements.

5

Gabelli Opportunities in Live and Sports ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Period Ended December 31, 2025(a)
Operating Performance:
Net Asset Value, Beginning of Period	$25.00
Net Investment Income(b)	0.00	(c)
Net Unrealized Gain on Investments	0.00	(c)
Total from Investment Operations	0.00

Net Asset Value, End of Period	$25.00
NAV total return†	0.00%
Market price, End of Period	$25.00
Investment total return††	0.00%
Net Assets, End of Period (in 000’s)	$10,673

Ratio to average net assets of:
Net Investment Income	3.57	%(d)
Operating Expenses	0.00	%(d)
Portfolio Turnover Rate(e)	0%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on December 31, 2025.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Amount represents less than $0.005.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

6

Gabelli Opportunities in Live and Sports ETF

Notes to Financial Statements

1. Organization. The Gabelli ETFs Trust (the Trust) was organized on July 26, 2018 as a Delaware statutory trust and Gabelli Opportunities in Live and Sports ETF (the Fund) commenced investment operations on December 31, 2025. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an actively managed ETF, whose investment objective is to seek long term capital appreciation.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Trustees (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

7

Gabelli Opportunities in Live and Sports ETF

Notes to Financial Statements (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Total Market Value at 12/31/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$4,282,502	—	$4,282,502
U.S. Government Obligations	—	$10,671,747	10,671,747
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$4,282,502	$10,671,747	$14,954,249

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and

8

Gabelli Opportunities in Live and Sports ETF

Notes to Financial Statements (Continued)

discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

Provision for Income Taxes. The Fund qualifies as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains on an annual basis. Therefore, no provision for federal income taxes is required.

At December 31, 2025, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed ordinary income (inclusive of short term capital gains)	$1,044
Unrealized depreciation on investments	(2,771)
Total accumulated losses	$(1,727)

The following summarizes the tax cost on investments and the net unrealized depreciation at December 31, 2025:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Investments	$14,957,020	$—	$(2,771)	$(2,771)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the period ended December 31, 2025, the Fund did not incur any income tax, interest, or penalties. The Fund’s federal and state tax returns will remain open and subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

Recent Accounting Pronouncement. During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The

9

Gabelli Opportunities in Live and Sports ETF

Notes to Financial Statements (Continued)

amendment enhances income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the reporting period, the Fund paid less than 1% in foreign or U.S. federal, state or local income taxes.

3. Investment Advisory Agreement and Other Transactions. Pursuant to an Investment Advisory Agreement with the Trust, the Adviser manages the investment of the Fund’s assets. Under the Investment Advisory Agreement, the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.90% of the value of its average daily net assets and the Adviser is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to the Adviser; and (v) litigation expenses and any extraordinary expenses.

The Adviser has contractually agreed to waive its investment advisory fee of 0.90% for at least one year from the effective date of the Fund’s registration statement and shall not apply to any brokerage costs, acquired Fund fees and expenses, interest, taxes, and extraordinary expenses that the Fund may incur. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.

4. Portfolio Securities. Purchases of securities during the period ended December 31, 2025, other than short term securities, U.S. Government obligations, and in-kind transactions, aggregated $4,284,229, respectively.

5. Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the estimated transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ depending on the estimated trading costs for portfolio positions and Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and varying amounts based on the time an order is placed. The Fund may impose higher transaction fees when cash is substituted for Basket instruments. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

6. Transactions with Affiliates and Other Arrangements. The Adviser pays retainer and per meeting fees to Independent Trustees and certain Interested Trustees, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

10

Gabelli Opportunities in Live and Sports ETF

Notes to Financial Statements (Continued)

7. Significant Shareholder. As of December 31, 2025, the Fund’s Adviser and its affiliates beneficially owned 100% of the voting securities of the Fund, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

11

Gabelli Opportunities in Live and Sports ETF

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Gabelli ETFs Trust and Shareholders of Gabelli Opportunities in Live and Sports ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Gabelli Opportunities in Live and Sports ETF (one of the funds constituting Gabelli ETFs Trust, referred to hereafter as the “Fund”) as of December 31, 2025, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period December 31, 2025 (commencement of operations) through December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations, changes in its net assets, and the financial highlights for the period December 31, 2025 (commencement of operations) through December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and broker; when replies were not received from broker, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 27, 2026

We have served as the auditor of one or more investment companies in the Gabelli Fund Complex since 1986.

12

Gabelli Opportunities in Live and Sports ETF

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act, the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 27, 2025, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Gabelli Opportunities in Live and Sports ETF

2025 TAX NOTICE TO SHAREHOLDERS (Unaudited)

U.S. Government Income:

The percentage of ordinary income dividends paid by the Fund during 2025 derived from U.S. Government securities was 0.0%. Such income is exempt from state and local taxes in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of its fiscal year in U.S. Government securities. The Fund did not meet this strict requirement in 2025. The percentage of U.S. Government securities held as of December 31, 2025 was 100.0%.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC that is affiliated with GAMCO Investors, Inc. that is a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

GABELLI ETFS TRUST
Gabelli Opportunities in Live and Sports ETF

One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling 800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Christopher J. Marangi
Managing Director and
Co-Chief Investment Officer,
GAMCO Investors, Inc.
Portfolio Manager for Gabelli Funds, LLC

John Birch
Partner,
The Cardinal Partners Global

Anthony S. Colavita
Attorney,
Anthony S. Colavita, P.C.

Michael J. Ferrantino
Chief Executive Officer,
InterEx Inc.

Leslie F. Foley
Attorney

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President,
GAMCO Investors, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

The Bank of New York Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Gabelli Opportunities in Live and Sports ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GOLS Q4/2025

GABELLI FUNDS

GABELLI OPPORTUNITIES IN LIVE AND SPORTS ETF

Annual Report
December 31, 2025

Keeley Dividend ETF

Annual Report — December 31, 2025

(Y)our Portfolio Management Team

Thomas E. Brown, Jr., CFA Portfolio Manager BBA, University of Notre Dame MBA, New York University Stern School of Business	Brian P. Leonard, CFA Portfolio Manager BA, DePaul University MS, St. Xavier University’s Graham School of Management

To Our Shareholders,

For the period ended December 31, 2025, the net asset value (NAV) total return of Keeley Dividend ETF (the Fund) was (0.2)% compared with a total return of 0.1% for the Standard & Poor’s (S&P) 500 Index. The total return based on the Fund’s Market Price was 0.1%. The Fund’s NAV per share was $24.89, while the price of the publicly traded shares closed at $24.98 on the New York Stock Exchange (NYSE) Arca.

Enclosed are the financial statements, including the schedule of investments, as of December 31, 2025.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of December 31, 2025:

KEELEY DIVIDEND ETF

Financials	18.6%
Industrials	10.2%
Health Care	9.9%
U.S. Government Obligations	9.6%
Consumer Discretionary	9.6%
Real Estate	8.7%
Materials	7.7%
Information Technology	7.4%
Energy	4.6%
Utilities	4.5%
Automotive	3.3%
Consumer Staples	3.1%
Communication Services	2.9%
Other Assets and Liabilities (Net)	(0.1)%
100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how each Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

2

Keeley Dividend ETF

Schedule of Investments — December 31, 2025

Shares		Cost	Market Value
	COMMON STOCKS – 90.5%
	Automotive – 3.3%
1,130	Allison Transmission Holdings Inc.	$109,059	$110,627
2,880	Douglas Dynamics Inc.	93,489	94,032
		202,548	204,659
	Communication Services – 2.9%
3,500	Cinemark Holdings Inc.	82,049	81,340
500	Nexstar Media Group Inc.	95,981	101,525
		178,030	182,865
	Consumer Discretionary – 9.6%
1,380	Brunswick Corp.	98,209	102,451
1,120	Hasbro Inc.	92,142	91,840
4,740	JAKKS Pacific Inc.	79,225	80,011
1,500	KB Home	93,757	84,615
2,620	Shoe Carnival Inc.	45,699	44,226
2,620	Standard Motor Products Inc.	96,047	96,547
1,250	Wyndham Hotels & Resorts Inc.	89,891	94,450
		594,970	594,140
	Consumer Staples – 3.1%
2,120	Molson Coors Beverage Co., CI. B	97,661	98,962
1,630	Spectrum Brands Holdings Inc.	92,813	96,300
		190,474	195,262
	Energy – 4.6%
1,750	Cactus Inc., CI. A	80,975	79,940
620	Expand Energy Corp.	74,890	68,423
4,280	NOV Inc.	69,363	66,897
6,750	Select Water Solutions Inc.	76,523	71,010
		301,751	286,270
	Financials – 18.6%
120	Ameriprise Financial Inc.	57,154	58,841
250	Arthur J. Gallagher & Co.	59,444	64,697
3,180	Columbia Banking System Inc.	90,671	88,881
1,250	Comerica Inc.	105,602	108,662
2,000	Equitable Holdings Inc.	91,483	95,300
620	Popular Inc.	72,795	77,202
1,380	Prosperity Bancshares Inc.	98,161	95,372
500	Reinsurance Group of America Inc.	94,261	101,730
1,000	SouthState Bank Corp.	92,182	94,110
1,500	Victory Capital Holdings Inc., CI. A	95,440	94,635
Shares		Cost	Market Value
2,630	Virtu Financial Inc., CI. A	$92,817	$87,632
1,380	Voya Financial Inc.	96,963	102,796
630	Wintrust Financial Corp.	86,904	88,087
		1,133,877	1,157,945
	Health Care – 9.9%
250	Chemed Corp.	103,873	106,965
4,880	Concentra Group Holdings Parent Inc.	94,929	96,038
750	Merck & Co. Inc.	74,043	78,945
1,250	Mesa Laboratories Inc.	99,536	98,125
4,630	Perrigo Co. plc	61,474	64,450
500	The Ensign Group Inc.	88,433	87,100
380	Universal Health Services Inc., CI. B	86,575	82,848
		608,863	614,471
	Industrials – 10.2%
2,130	ABM Industries Inc.	94,948	90,099
23,000	Alight Inc., CI. A	49,391	44,850
2,130	Fluor Corp.†	92,928	84,412
1,880	Fortune Brands Innovations Inc.	93,321	94,038
750	Oshkosh Corp.	97,828	94,222
250	Primoris Services Corp.	33,762	31,035
750	Regal Rexnord Corp.	110,317	105,240
880	Veralto Corp.	88,342	87,806
		660,837	631,702
	Information Technology – 7.4%
1,630	Crane NXT Co.	95,011	76,724
4,000	Gen Digital Inc.	107,713	108,760
1,130	Qnity Electronics Inc.	94,864	92,264
1,880	Ralliant Corp.	96,633	95,711
1,380	Skyworks Solutions Inc.	96,344	87,506
		490,565	460,965
	Materials – 7.7%
11,250	Amcor plc	93,524	93,825
1,750	Amrize Ltd.†	94,237	94,640
1,500	DuPont de Nemours Inc.	61,101	60,300
250	Franco-Nevada Corp.	50,309	51,820
750	RPM International Inc.	77,755	78,000
2,000	Solstice Advanced Materials Inc.†	95,055	97,160
		471,981	475,745
	Real Estate – 8.7%
2,500	Brixmor Property Group Inc., REIT	62,364	65,550
1,620	CareTrust REIT Inc.	61,395	58,579
2,500	Millrose Properties Inc., REIT	78,463	74,675

See accompanying notes to financial statements.

3

Keeley Dividend ETF

Schedule of Investments (Continued) — December 31, 2025

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Real Estate (Continued)
4,000	Outfront Media Inc., REIT	$93,340	$96,400
4,130	Sila Realty Trust Inc., REIT	94,172	96,271
2,000	STAG Industrial Inc., REIT	76,840	73,520
2,750	VICI Properties Inc., REIT	76,571	77,330
		543,145	542,325
	Utilities – 4.5%
16,000	Algonquin Power & Utilities Corp.	93,327	98,400
1,130	Southwest Gas Holdings Inc.	89,771	90,423
2,500	UGI Corp.	93,608	93,575
		276,706	282,398
	TOTAL COMMON STOCKS	5,653,747	5,628,747

Principal Amount
	U.S. GOVERNMENT OBLIGATIONS – 9.6%
$600,000	U.S. Treasury Bill, 3.76%††, 02/03/26	597,998	597,906

	TOTAL INVESTMENTS — 100.1%	$6,251,745	6,226,653

	Other Assets and Liabilities (Net) — (0.1)%		(3,769)

	NET ASSETS — 100.0%		$6,222,884

†	Non-income producing security.
††	Represents annualized yield at date of purchase.

REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

4

Keeley Dividend ETF

Statement of Assets and Liabilities

December 31, 2025

Assets:
Investments at value (cost $6,251,745)	$6,226,653
Cash	2,236
Dividends receivable	6,788
Total Assets	6,235,677
Liabilities:
Distributions payable	12,793
Total Liabilities	12,793
Net Assets	$6,222,884

Net Assets Consist of:
Paid-in capital	$6,247,991
Total accumulated loss	(25,107)
Net Assets	$6,222,884

Shares of Beneficial Interest issued and outstanding, no par value; unlimited number of shares authorized:	250,000
Net Asset Value per share:	$24.89

Statement of Operations

For the Period Ended December 31, 2025 (a)

Investment Income:
Dividends	$8,885
Interest	1,899
Total Investment Income	10,784
Expenses:
Investment advisory fees	3,673
Total Expenses	3,673
Less:
Expenses waived by Adviser (See Note 3)	(3,673)
Net Expenses	—
Net Investment Income	10,784

Net Realized and Unrealized Gain/(Loss) on Investments
Net realized loss on investments	(15)
Net change in unrealized depreciation on investments	(25,092)
Net Realized and Unrealized (Loss) on Investments	(25,107)
Net Decrease in Net Assets Resulting from Operations	$(14,323)

(a)	The Fund commenced investment operations on December 8, 2025. The Fund first sold shares on December 5, 2025.

See accompanying notes to financial statements.

5

Keeley Dividend ETF

Statement of Changes in Net Assets

Period Ended December 31, 2025(a)
Operations:
Net investment income	$10,784
Net realized loss on investments	(15)
Net change in unrealized depreciation on investments	(25,092)
Net Decrease in Net Assets Resulting from Operations	(14,323)

Distributions to Shareholders:
Accumulated earnings	(10,784)
Return of capital	(2,009)
Total Distributions to Shareholders	(12,793)

Shares of Beneficial Interest Transactions:
Proceeds from sales of shares (See Note 5)	6,250,000
Net Increase in Net Assets from Shares of Beneficial Interest Transactions	6,250,000
Net Increase in Net Assets	6,222,884

Net Assets:
Beginning of period	—
End of period	$6,222,884

Changes in Shares Outstanding:
Shares outstanding, beginning of period	—
Shares sold	250,000
Shares outstanding, end of period	250,000

(a)	The Fund commenced investment operations on December 8, 2025. The Fund first sold shares on December 5, 2025.

See accompanying notes to financial statements.

6

Keeley Dividend ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Period Ended December 31, 2025(a)
Operating Performance:
Net Asset Value, Beginning of Period	$25.00
Net Investment Income(b)	0.04
Net Realized and Unrealized Loss on Investments	(0.10)
Total from Investment Operations	(0.06)

Distributions to Shareholders:
Net Investment Income	(0.04)
Return of Capital	(0.01)
Total Distributions	(0.05)
Net Asset Value, End of Period	$24.89
NAV total return†	(0.23)%
Market price, End of Period	$24.98
Investment total return††	0.13%
Net Assets, End of Period (in 000’s)	$6,223

Ratio to average net assets of:
Net Investment Income	2.64	%(c)
Operating Expenses Before Waiver	0.90	%(c)
Operating Expenses Net of Waiver	0.00	%(c)
Portfolio Turnover Rate(d)	0%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on December 8, 2025. The Fund first sold shares on December 5, 2025.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

7

Keeley Dividend ETF

Notes to Financial Statements

1. Organization. The Gabelli ETFs Trust (the Trust) was organized on July 26, 2018 as a Delaware statutory trust and Keeley Dividend ETF (the Fund) commenced investment operations on December 8, 2025. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund is an actively managed ETF, whose investment objective is to seek capital appreciation and current income.

Gabelli Funds, LLC (the Adviser), with its principal offices located at One Corporate Center, Rye, New York 10580-1422, serves as investment adviser to the Fund. The Adviser makes investment decisions for the Fund and continuously reviews and administers the Fund’s investment program and manages the operations of the Fund under the general supervision of the Fund’s Board of Trustees (the Board).

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

Security Valuation. The Board has designated the Adviser as the valuation designee (Valuation Designee) under Rule 2a-5. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Valuation Designee so determines, by such other method as the Valuation Designee shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Valuation Designee. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S. dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — unadjusted quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

8

Keeley Dividend ETF

Notes to Financial Statements (Continued)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of December 31, 2025 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Total Market Value at 12/31/25
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$5,628,747	—	$5,628,747
U.S. Government Obligations	—	$597,906	597,906
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$5,628,747	$597,906	$6,226,653

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common and preferred equities, warrants, options, rights, and fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, and the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include back testing the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and

9

Keeley Dividend ETF

Notes to Financial Statements (Continued)

discounts on debt securities are amortized using the effective yield to maturity method. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends. The Fund owns real-estate investment trusts (REITs), and the distributions received from REITs may be classified as dividends, capital gains, or return of capital.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Fund and timing differences. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. These reclassifications have no impact on the NAV of the Fund.

The tax character of distributions paid during the period ended December 31, 2025 was as follows:

Distributions paid from:
Ordinary income	$10,784
Return of capital	2,009
Total distributions paid	$12,793

Provision for Income Taxes. The Fund qualifies as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of the Fund’s net investment company taxable income and net capital gains on an annual basis. Therefore, no provision for federal income taxes is required.

At December 31, 2025, the components of accumulated earnings/losses on a tax basis were as follows:

Accumulated capital loss carryforwards	$(15)
Unrealized depreciation on investments	(25,092)
Total accumulated losses	$(25,107)

The Fund is permitted to carry capital losses forward for an unlimited period. Capital losses that are carried forward will retain their character as either short term or long term capital losses. The Fund has a short term capital loss carryforward with no expiration of $15.

The following summarizes the tax cost on investments and the net unrealized depreciation at December 31, 2025:

		Gross Unrealized	Gross Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Depreciation
Investments	$6,251,745	$91,090	$(116,182)	$(25,092)

10

Keeley Dividend ETF

Notes to Financial Statements (Continued)

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. For the period ended December 31, 2025, the Fund did not incur any income tax, interest, or penalties. The Fund’s federal and state tax returns will remain open and subject to examination for three years. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to these conclusions are necessary.

Recent Accounting Pronouncement. During the reporting period, the Fund adopted Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendment enhances income tax disclosures by requiring greater disclosure of income taxes paid by jurisdiction. During the reporting period, the Fund paid less than 1% in foreign or U.S. federal, state or local income taxes.

3. Investment Advisory Agreement and Other Transactions. Pursuant to an Investment Advisory Agreement with the Trust, the Adviser manages the investment of the Fund’s assets. Under the Investment Advisory Agreement, the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.90% of the value of its average daily net assets and the Adviser is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to the Adviser; and (v) litigation expenses and any extraordinary expenses.

The Adviser has contractually agreed to waive its investment advisory fee of 0.90% for at least one year from the effective date of the Fund’s registration statement and shall not apply to any brokerage costs, acquired Fund fees and expenses, interest, taxes, and extraordinary expenses that the Fund may incur. This agreement may be terminated only by, or with the consent of, the Fund’s Board of Trustees.

During the period ended December 31, 2025, the Adviser waived expenses in the amount of $3,673.

4. Portfolio Securities. Purchases and sales of securities during the period ended December 31, 2025, other than short term securities, U.S. Government obligations, and in-kind transactions, aggregated $5,653,747 and $0, respectively.

5. Capital Share Transactions. Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (Creation Units) at NAV, in return for securities, other instruments, and/or cash (the Basket). Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statement of Changes in Net Assets. Purchasers and redeemers of Creation Units are charged a transaction fee to cover the estimated cost to the Fund of processing the purchase or redemption, including costs charged to it by the NSCC (National Securities Clearing Corporation) or DTC (Depository Trust Company), and the estimated transaction costs, e.g., brokerage commissions, bid-ask spread, and market impact trading costs, incurred in converting the Basket to or from the desired portfolio composition. The transaction fee is determined daily and will be limited to amounts approved by the Board and determined by the Adviser to be appropriate to defray the expenses that the Fund incurs in connection with the purchase or redemption. The purpose of transaction fees is to protect the Fund’s existing shareholders from the dilutive costs associated with the purchase and redemption of Creation Units. The amount of transaction fees will differ depending on the estimated trading costs for portfolio positions and

11

Keeley Dividend ETF

Notes to Financial Statements (Continued)

Basket processing costs and other considerations. Transaction fees may include fixed amounts per creation or redemption transactions, amounts varying with the number of Creation Units purchased or redeemed, and varying amounts based on the time an order is placed. The Fund may impose higher transaction fees when cash is substituted for Basket instruments. Higher transaction fees may apply to purchases and redemptions through the DTC than through the NSCC.

6. Transactions with Affiliates and Other Arrangements. The Adviser pays retainer and per meeting fees to Independent Trustees and certain Interested Trustees, plus specified amounts to the Lead Trustee and Audit Committee Chairman. Trustees are also reimbursed for out of pocket expenses incurred in attending meetings. Trustees who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Trust.

7. Significant Shareholder. As of December 31, 2025, the Fund’s Adviser and its affiliates beneficially owned 80.2% of the voting securities of the Fund, including managed accounts for which the affiliates of the Adviser have voting control but disclaim pecuniary interest.

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Segment Reporting. The Fund’s Principal Executive Officer and Principal Financial Officer act as the Fund’s chief operating decision maker (CODM), as defined in ASC Topic 280, assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is guided by the Fund’s investment objective and principal investment strategies, and executed by the Fund’s portfolio management team, comprised of investment professionals employed by the Adviser. The financial information provided to and reviewed by the CODM is consistent with that presented in the Fund’s Schedule of Investments, Statements of Operations and Changes in Net Assets and Financial Highlights.

10. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

12

Keeley Dividend ETF

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Gabelli ETFs Trust and Shareholders of Keeley Dividend ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Keeley Dividend ETF (one of the funds constituting Gabelli ETFs Trust, referred to hereafter as the “Fund”) as of December 31, 2025, and the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period December 8, 2025 (commencement of operations) through December 31, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, and the results of its operations, changes in its net assets, and the financial highlights for the period December 8, 2025 (commencement of operations) through December 31, 2025 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

February 27, 2026

We have served as the auditor of one or more investment companies in the Gabelli Fund Complex since 1986.

13

Keeley Dividend ETF

Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the 1940 Act, the Fund has established a liquidity risk management program (the LRM Program) to govern its approach to managing liquidity risk. The LRM Program is administered by the Liquidity Committee (the Committee), which is comprised of members of Gabelli Funds, LLC management. The Board has designated the Committee to administer the LRM Program.

The LRM Program’s principal objectives include supporting the Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that the Fund will be unable to meet its redemption obligations in a timely manner. The LRM Program also includes elements that support the management and assessment of liquidity risk, including an annual assessment of factors that influence the Fund’s liquidity and the monthly classification and re-classification of certain investments that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on May 27, 2025, the Board received a written report from the Committee regarding the design and operational effectiveness of the LRM Program. The Committee determined, and reported to the Board, that the LRM Program is reasonably designed to assess and manage the Fund’s liquidity risk and has operated adequately and effectively since its implementation. The Committee reported that there were no liquidity events that impacted the Fund or its ability to timely meet redemptions without dilution to existing shareholders. The Committee noted that the Fund is primarily invested in highly liquid securities and, accordingly, continues to be exempt from the requirement to determine a “highly liquid investment minimum” as defined in the Rule 22e-4. Because of that continued qualification for the exemption, the Fund has not adopted a “highly liquid investment minimum” amount. The Committee further noted that while changes to the LRM Program were made during the Review Period and reported to the Board, no material changes were made to the LRM Program as a result of the Committee’s annual review.

There can be no assurance that the LRM Program will achieve its objectives in the future. Please refer to the Fund’s Prospectus for more information regarding its exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Keeley Dividend ETF

2025 TAX NOTICE TO SHAREHOLDERS (Unaudited)

During the period ended December 31, 2025, the Fund paid distributions to shareholders totaling $0.05, comprised of ordinary income of $0.04 and return of capital of $0.01 per share.

U.S. Government Income:

The percentage of ordinary income dividends paid by the Fund during 2025 derived from U.S. Government securities was 17.61%. Such income is exempt from state and local taxes in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of its fiscal year in U.S. Government securities. The Fund did not meet this strict requirement in 2025. The percentage of U.S. Government securities held as of December 31, 2025 was 9.6%.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

GABELLI ETFS TRUST
KEELEY DIVIDEND ETF

One Corporate Center
Rye, New York 10580-1422

t 800-GABELLI (800-422-3554)
f 914-921-5118
e info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily by calling
800-GABELLI after 7:00 P.M.

BOARD OF TRUSTEES

Christopher J. Marangi
Managing Director and
Co-Chief Investment Officer,
GAMCO Investors, Inc.
Portfolio Manager for Gabelli
Funds, LLC

John Birch
Partner,
The Cardinal Partners Global

Anthony S. Colavita
Attorney,
Anthony S. Colavita, P.C.

Michael J. Ferrantino
Chief Executive Officer,
InterEx Inc.

Leslie F. Foley
Attorney

Michael J. Melarkey
Of Counsel,
McDonald Carano Wilson LLP

Agnes Mullady
Former Senior Vice President,
GAMCO Investors, Inc.

Salvatore J. Zizza
Chairman,
Zizza & Associates Corp.

OFFICERS

John C. Ball
President, Treasurer, Principal
Financial and Accounting Officer

Peter Goldstein
Secretary & Vice President

Richard J. Walz
Chief Compliance Officer

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN, TRANSFER AGENT, AND DIVIDEND DISBURSING AGENT

The Bank of New York
Mellon

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of Keeley Dividend ETF. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

KDVD Q4/2025

GABELLI
FUNDS

KEELEY DIVIDEND ETF

Annual Report
December 31, 2025

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

The Financial Highlights are attached herewith.

Gabelli Commercial Aerospace and Defense ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Year Ended December 31, 2025		Year Ended December 31, 2024	Period Ended December 31, 2023(a)
Operating Performance:
Net Asset Value, Beginning of Period	$33.94		$28.27	$25.00
Net Investment Income(b)	0.48		0.24	0.28
Net Realized and Unrealized Gain on Investments	12.89		6.05	3.26
Total from Investment Operations	13.37		6.29	3.54

Distributions to Shareholders:
Net Investment Income	(0.39)		(0.21)	(0.27)
Net Realized Gains on Investments	(0.57)		(0.41)	—
Total Distributions	(0.96)		(0.62)	(0.27)
Net Asset Value, End of Period	$46.35		$33.94	$28.27
NAV total return†	39.34%		22.24%	14.14%
Market price, End of Period	$46.41		$34.00	$28.31
Investment total return††	39.28%		22.24%	14.31%
Net Assets, End of Period (in 000’s)	$14,370		$6,958	$4,382

Ratio to average net assets of:
Net Investment Income	1.17%		0.76%	1.11	%(c)
Operating Expenses Before Waiver	0.91%		0.90%	0.90	%(c)
Operating Expenses Net of Waiver	0.00	%(d)	0.00%	0.00	%(c)
Portfolio Turnover Rate(e)	9%		6%	28%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on January 3, 2023.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the year ended December 31, 2025, there was minimal impact on the expense ratios.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

Gabelli Financial Services Opportunities ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Year Ended December 31, 2025		Year Ended December 31, 2024	Year Ended December 31, 2023	Period Ended December 31, 2022(a)
Operating Performance:
Net Asset Value, Beginning of Period	$45.48		$32.78	$24.77	$25.00
Net Investment Income(b)	0.52		0.45	0.51	0.33
Net Realized and Unrealized Gain/(Loss) on Investments	1.11		14.16	9.12	(0.23)
Total from Investment Operations	1.63		14.61	9.63	0.10

Distributions to Shareholders:
Net Investment Income	(0.91)		(1.91)	(1.62)	(0.33)
Net Asset Value, End of Period	$46.20		$45.48	$32.78	$24.77
NAV total return†	3.55%		44.59%	38.83%	0.41%
Market price, End of Period	$46.20		$45.46	$32.79	$24.77
Investment total return††	3.60%		44.46%	38.89%	0.41%
Net Assets, End of Period (in 000’s)	$37,191		$38,660	$9,013	$5,202

Ratio to average net assets of:
Net Investment Income	1.13%		1.08%	1.77%	2.01	%(c)
Operating Expenses Before Waiver	0.90%		0.90%	0.90%	0.90	%(c)
Operating Expenses Net of Waiver	0.34	%(d)	0.12%	0.00%	0.00	%(c)
Portfolio Turnover Rate(e)	31%		13%	31%	72%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on May 10, 2022. The Fund first sold shares on May 9, 2022.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the year ended December 31, 2025, there was minimal impact on the expense ratios.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

Gabelli Global Technology Leaders ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Year Ended December 31, 2025		Year Ended December 31, 2024	Year Ended December 31, 2023	Period Ended December 31, 2022(a)
Operating Performance:
Net Asset Value, Beginning of Period	$26.94		$24.45	$20.85	$25.00
Net Investment Income(b)	0.36		0.21	0.19	0.16
Net Realized and Unrealized Gain/(Loss) on Investments	4.96		2.48	3.62	(4.15)
Total from Investment Operations	5.32		2.69	3.81	(3.99)

Distributions to Shareholders:
Net Investment Income	(0.33)		(0.20)	(0.21)	(0.16)
Net Asset Value, End of Period	$31.93		$26.94	$24.45	$20.85
NAV total return†	19.78%		10.99%	18.23%	(15.90)%
Market price, End of Period	$31.95		$26.95	$24.44	$20.86
Investment total return††	19.79%		11.09%	18.14%	(15.90)%
Net Assets, End of Period (in 000’s)	$7,185		$5,388	$4,646	$4,379

Ratio to average net assets of:
Net Investment Income	1.23%		0.80%	0.84%	0.78	%(c)
Operating Expenses Before Waiver	0.92%		0.90%	0.90%	0.90	%(c)
Operating Expenses Net of Waiver	0.00	%(d)	0.00%	0.00%	0.00	%(c)
Portfolio Turnover Rate(e)	37%		1%	13%	28%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on January 5, 2022. The Fund first sold shares on January 3, 2022.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the year ended December 31, 2025, there was minimal impact on the expense ratios.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

Gabelli Growth Innovators ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Year Ended December 31, 2025		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Period Ended December 31, 2021(a)
Operating Performance:
Net Asset Value, Beginning of Period	$29.95		$21.12	$14.86	$26.46	$25.00
Net Investment Income (Loss)(b)	0.17		(0.15)	(0.10)	(0.11)	(0.15)
Net Realized and Unrealized Gain/(Loss) on Investments	5.26		8.98	6.36	(11.49)	1.61
Total from Investment Operations	5.43		8.83	6.26	(11.60)	1.46

Distributions to Shareholders:
Net Investment Income	(0.15)		—	—	—	—
Net Asset Value, End of Period	$35.23		$29.95	$21.12	$14.86	$26.46
NAV total return†	18.13%		41.83%	42.16%	(43.86)%	5.84%
Market price, End of Period	$35.26		$29.93	$21.11	$14.84	$26.47
Investment total return††	18.31%		41.78%	42.25%	(43.94)%	5.88%
Net Assets, End of Period (in 000’s)	$8,103		$5,841	$3,168	$2,080	$4,102

Ratio to average net assets of:
Net Investment Income (Loss)	0.51%		(0.55)%	(0.54)%	(0.59)%	(0.68	)%(c)
Operating Expenses Before Waiver	0.92%		0.90%	0.90%	0.90%	0.90	%(c)
Operating Expenses Net of Waiver	0.15	%(d)	0.90%	0.90%	0.90%	0.90	%(c)
Portfolio Turnover Rate(e)	6%		45%	87%	77%	56%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on February 16, 2021.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the year ended December 31, 2025, there was minimal impact on the expense ratios.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

Gabelli High Income ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Period Ended December 31, 2025(a)
Operating Performance:
Net Asset Value, Beginning of Period	$25.00
Net Investment Income(b)	0.16
Net Realized and Unrealized Gain on Investments	0.15
Total from Investment Operations	0.31

Distributions to Shareholders:
Net Investment Income	(0.15)
Net Asset Value, End of Period	$25.16
NAV total return†	1.24%
Market price, End of Period	$25.23
Investment total return††	1.52%
Net Assets, End of Period (in 000’s)	$6,037

Ratio to average net assets of:
Net Investment Income	5.04	%(c)
Operating Expenses Before Waiver	0.55	%(c)
Operating Expenses Net of Waiver	0.00	%(c)
Portfolio Turnover Rate(d)	0%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on November 17, 2025. The Fund first sold shares on November 14, 2025.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

Gabelli Love Our Planet & People ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Year Ended December 31, 2025		Year Ended December 31, 2024	Year Ended December 31, 2023	Year Ended December 31, 2022	Period Ended December 31, 2021(a)
Operating Performance:
Net Asset Value, Beginning of Period	$27.21		$25.21	$24.58	$29.53	$25.00
Net Investment Income(b)	0.44		0.44	0.51	0.53	0.39
Net Realized and Unrealized Gain/(Loss) on Investments	5.63		2.07	0.68	(4.99)	4.51
Total from Investment Operations	6.07		2.51	1.19	(4.46)	4.90

Distributions to Shareholders:
Net Investment Income	(0.27)		(0.43)	(0.50)	(0.46)	(0.37)
Return of Capital	—		(0.08)	(0.06)	(0.03)	—
Total Distributions	(0.27)		(0.51)	(0.56)	(0.49)	(0.37)
Net Asset Value, End of Period	$33.01		$27.21	$25.21	$24.58	$29.53
NAV total return†	22.30%		9.95%	4.85%	(15.08)%	19.62%
Market price, End of Period	$33.05		$27.17	$25.19	$24.58	$29.51
Investment total return††	22.64%		9.88%	4.75%	(15.02)%	19.52%
Net Assets, End of Period (in 000’s)	$16,506		$11,702	$11,598	$12,536	$11,370

Ratio to average net assets of:
Net Investment Income	1.47%		1.64%	2.06%	2.08%	1.51	%(c)
Operating Expenses Before Waiver	0.91%		0.90%	0.90%	0.90%	0.90	%(c)
Operating Expenses Net of Waiver	0.00	%(d)	0.00%	0.00%	0.00%	0.00	%(c)
Portfolio Turnover Rate(e)	14%		20%	24%	19%	13%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on February 1, 2021.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.
(d)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For the year ended December 31, 2025, there was minimal impact on the expense ratios.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

Gabelli Opportunities in Live and Sports ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Period Ended December 31, 2025(a)
Operating Performance:
Net Asset Value, Beginning of Period	$25.00
Net Investment Income(b)	0.00	(c)
Net Unrealized Gain on Investments	0.00	(c)
Total from Investment Operations	0.00

Net Asset Value, End of Period	$25.00
NAV total return†	0.00%
Market price, End of Period	$25.00
Investment total return††	0.00%
Net Assets, End of Period (in 000’s)	$10,673

Ratio to average net assets of:
Net Investment Income	3.57	%(d)
Operating Expenses	0.00	%(d)
Portfolio Turnover Rate(e)	0%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on December 31, 2025.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Amount represents less than $0.005.
(d)	Annualized.
(e)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

Keeley Dividend ETF

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the period:

	Period Ended December 31, 2025(a)
Operating Performance:
Net Asset Value, Beginning of Period	$25.00
Net Investment Income(b)	0.04
Net Realized and Unrealized Loss on Investments	(0.10)
Total from Investment Operations	(0.06)

Distributions to Shareholders:
Net Investment Income	(0.04)
Return of Capital	(0.01)
Total Distributions	(0.05)
Net Asset Value, End of Period	$24.89
NAV total return†	(0.23)%
Market price, End of Period	$24.98
Investment total return††	0.13%
Net Assets, End of Period (in 000’s)	$6,223

Ratio to average net assets of:
Net Investment Income	2.64	%(c)
Operating Expenses Before Waiver	0.90	%(c)
Operating Expenses Net of Waiver	0.00	%(c)
Portfolio Turnover Rate(d)	0%

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the period and sold at the end of the period. Total return for a period of less than one year is not annualized. Based on net asset value per share, adjusted for reinvestment of distributions at net asset value on the ex-dividend dates.
††	Based on market price per share. Total return for a period of less than one year is not annualized.
(a)	The Fund commenced investment operations on December 8, 2025. The Fund first sold shares on December 5, 2025.
(b)	Per share data are calculated using the average shares outstanding method.
(c)	Annualized.
(d)	Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See accompanying notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:

(1)	All directors and all members of any advisory board for regular compensation;

John Birch	$2,500
Anthony S. Colavita	$3,500
Michael J. Ferrantino	$2,000
Leslie F. Foley	$2,000
Michael J. Melarkey	$2,000
Salvatore J. Zizza	$2,500

(2)	Each director and each member of an advisory board for special compensation; $0

(3)	All officers; $0 and

(4)	Each person of whom any officer or director of the Fund is an affiliated person.

Agnes Mullady	$2,000

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

In determining whether to approve the continuance of the Investment Advisory Agreements (the Agreements), the Board, including a majority of the Trustees who have no direct or indirect interest in the Agreements and are not interested persons of the Fund, as defined in the 1940 Act (the Independent Board Members), considered the following information at a meeting on August 20, 2025:

1) The nature, extent and quality of services provided by the Adviser.

The Board reviewed in detail the nature and extent of the services provided by the Adviser under the Advisory Agreements and the quality of those services over the past year. The Board noted that these services included managing the investment program of the Funds, including the purchase and sale of portfolio securities, as well as the provision of general corporate services. The Board considered that the Adviser also provided, at its expense, office facilities for use by the Funds and supervisory personnel responsible for supervising the performance of administrative, accounting and related services for the Funds, including monitoring to assure compliance with stated investment policies and restrictions under the 1940 Act and related securities regulations. The Board noted that, in addition to managing the investment program for the Funds, the Adviser provided certain non-advisory and compliance services, including services for the Funds’ Rule 38a-1 compliance program.

The Board also considered that the Adviser paid for all compensation of officers and Board Members of the Trust who are affiliated with the Adviser. The Board evaluated these factors based on its direct experience with the Adviser and in consultation with Fund Counsel. The Board noted that the Adviser had engaged BNY, at its expense, to assist it in performing certain of its administrative functions. The Board concluded that the nature and extent of the services provided was reasonable and appropriate in relation to the advisory fee, that the level of services provided by the Adviser, either directly or through BNY, had not diminished over the past year, and that the quality of service continued to be high.

The Board reviewed the personnel responsible for providing services to the Funds and concluded, based on their experience and interaction with the Adviser, that (i) the Adviser was able to retain quality personnel, (ii) the Adviser and its agents exhibited a high level of diligence and attention to detail in carrying out their advisory and administrative responsibilities under the Advisory Agreements, (iii) the Adviser was responsive to requests of the Board, (iv) the scope and depth of the Adviser’s resources was adequate, and (v) the Adviser had kept the Board apprised of developments relating to the Funds and the industry in general. The Board Members evaluated these factors based on their direct experience with the Adviser and in consultation with Fund Counsel. The Board also focused on the Adviser’s reputation and long-standing relationship with the Funds. The Board also believed that the Adviser had devoted substantial resources and made substantial commitments to address new regulatory compliance requirements applicable to the Funds. The Board Members concluded that the nature and extent of the services provided were reasonable and appropriate in relation to the advisory fee, that the level of services provided had not diminished over the past year, and that the quality of such services continued to be high.

2) The performance of the Funds and the Adviser.

The Board reviewed the investment performance of the Love Our Planet & People ETF, the Growth Innovators ETF, the Automation ETF, the Financial Services Opportunities ETF and the Aerospace and Defense ETF, on an absolute basis, as compared to peer groups comprised of other SEC registered funds, and against each Fund’s broad-based securities market benchmark as reflected in each Fund’s prospectus and annual report. The Board considered each Fund’s average annual total returns for the periods ended June 30, 2025. The peer groups considered by the Board with respect to each of the active Funds were groups of other comparable funds prepared by the Adviser (each, an “Adviser Peer Group”) and groups prepared by Broadridge comprised of the active Funds and other peer funds (each, a “Broadridge Performance Peer Group”). The Board considered these comparisons helpful in its assessment as to whether the Adviser was obtaining for the Funds’ shareholders the total return performance that was available in the marketplace, given their investment objectives, strategies, limitations and restrictions. In reviewing the performance of each Fund against its Adviser Peer Group and Broadridge Performance Peer Group, the Board noted that: (i) the Love Our Planet & People ETF’s performance was above the median for the one-year period and below the median for the three-year period compared to its Adviser Peer Group and its Broadridge Performance Peer Group; (ii) the Growth Innovators ETF’s performance was above the median for the one- and three-year period compared to its Adviser Peer Group and its Broadridge Performance Peer Group; (iii) the Automation ETF’s performance was below the median for the one-and three-year periods compared to the Adviser Peer Group and Broadridge Performance Peer Group; (iv) the Financial Services Opportunities ETF’s performance was above the median for the one- and three-year periods compared to the Adviser Peer Group and Broadridge Performance Peer Group; and (v) the Aerospace and Defense ETF’s performance was below the median of its Adviser Peer Group and above the median of its Broadridge Performance Peer Group for the one-year period. The Board Members concluded that each Fund’s performance was reasonable in comparison to that of its Adviser Peer Group and Broadridge Performance Peer Group.

In connection with its assessment of the performance of the Adviser, the Board considered the Adviser’s financial condition and whether it had the resources necessary to continue to carry out its functions under the Advisory Agreements. The Board concluded that the Adviser had the financial resources necessary to continue to perform its obligations under the Advisory Agreements and to continue to provide the high-quality services that it has provided to the Funds to date.

3) The cost of the advisory services and the profits to the Adviser and its affiliates from the relationship with the Funds.

In connection with the Board’s consideration of the cost of the advisory services and the profits to the Adviser and its affiliates from their relationship with each of the Funds, the Board considered a number of factors. First, the Board compared the level of the advisory fee for each of the Funds against the Adviser Peer Groups and comparative peer groups developed by Broadridge (each, a “Broadridge Expense Peer Group”). The Board also considered comparative non-advisory fee expenses and comparative total fund expenses of the Funds and each Adviser Peer Group and Broadridge Expense Peer Group. The Board considered this information as useful in assessing whether the Adviser was providing services at a cost that was competitive with other similar funds. In assessing this information, the Board considered both the comparative contract rates as well as the level of the advisory fees after waivers and/or reimbursements. The Board noted that the total expense ratios for Love Our Planet & People ETF, Financial Services Opportunities ETF, Automation ETF and Aerospace and Defense ETF were lower than the median, and the total expense ratio for Growth Innovators ETF was above the median, when compared with their respective Adviser Peer Groups and Broadridge Expense Peer Groups.

The Board also reviewed the fees charged by the Adviser to provide similar advisory services to other RICs with similar investment objectives and to separate accounts, noting that in some cases the fees charged by the Adviser were higher and, in other cases lower, than the fees charged to the Funds. In evaluating this information, the Board considered the difference in services provided by the Adviser to these other accounts. In particular, the Board considered the differences in risks involved in managing separate accounts and the Funds from a compliance and regulatory perspective.

The Board also considered an analysis prepared by the Adviser of the estimated profitability to the Adviser of its relationship with the Funds and reviewed with the Adviser its cost allocation methodology in connection with its profitability. In this regard, the Board reviewed pro forma Income Statements of the Adviser for the year ended December 31, 2024. The Board considered one analysis for the Adviser as a whole, and a second analysis for the Adviser with respect to each of the Funds. With respect to the Funds analysis, the Board received an analysis based on the Funds’ average net assets during the period as well as a pro forma analysis of profitability at higher and lower asset levels. The Board concluded that the profitability of the Funds to the Adviser under either analysis was not excessive.

4) The extent to which economies of scale will be realized as the Funds grow and whether fee levels reflect those economies of scale.

With respect to the Board’s consideration of economies of scale, the Board discussed whether economies of scale would be realized by each of the Funds at higher asset levels. The Board also assessed whether certain of the Adviser’s costs would increase if asset levels rise. The Board concluded that, under foreseeable conditions, they were unable to assess at this time whether economies of scale would be realized if the Funds were to experience significant asset growth. In the event there was to be significant asset growth, the Board determined to reassess whether the advisory fee appropriately took into account any economies of scale that had been realized as a result of that growth.

5) Other Factors.

In addition to the above factors, the Board also discussed other benefits received by the Adviser from its management of the Funds. The Board considered that the Adviser does use soft dollars in connection with its management of the Funds.

Based on a consideration of all these factors in their totality, the Board Members, including all of the Independent Board Members, determined that the Funds’ advisory fee was fair and reasonable with respect to the quality of services provided and in light of the other factors described above that the Board deemed relevant. Accordingly, the Board determined to approve the continuation of the Advisory Agreements. The Board based its decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling.

Additionally, at a meeting held October 13, 2025 the Board approved the Advisory Agreements for Gabelli High Income ETF and Keeley Dividend ETF, and at a meeting held December 2, 2025 approved the Advisory Agreement for Gabelli Opportunities in Live and Sports ETF.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	If at any time during or after the last completed fiscal year the registrant was required to prepare an accounting restatement that required recovery of erroneously awarded compensation pursuant to the registrant’s compensation recovery policy required by the listing standards adopted pursuant to 17 CFR 240.10D-1, or there was an outstanding balance as of the end of the last completed fiscal year of erroneously awarded compensation to be recovered from the application of the policy to a prior restatement, the registrant must provide the following information:

(1)	For each restatement:

(i)	The date on which the registrant was required to prepare an accounting restatement; N/A

(ii)	The aggregate dollar amount of erroneously awarded compensation attributable to such accounting restatement, including an analysis of how the amount was calculated; N/A

(iii)	If the financial reporting measure defined in 17 CFR 10D-1(d) related to a stock price or total shareholder return metric, the estimates that were used in determining the erroneously awarded compensation attributable to such accounting restatement and an explanation of the methodology used for such estimates; N/A

(iv)	The aggregate dollar amount of erroneously awarded compensation that remains outstanding at the end of the last completed fiscal year; N/A and

(v)	If the aggregate dollar amount of erroneously awarded compensation has not yet been determined, disclose this fact, explain the reason(s) and disclose the information required in (ii) through (iv) in the next annual report that the registrant files on this Form N-CSR; N/A

(2)	If recovery would be impracticable pursuant to 17 CFR 10D-1(b)(1)(iv), for each named executive officer and for all other executive officers as a group, disclose the amount of recovery forgone and a brief description of the reason the registrant decided in each case not to pursue recovery; N/A and

(3)	For each named executive officer from whom, as of the end of the last completed fiscal year, erroneously awarded compensation had been outstanding for 180 days or longer since the date the registrant determined the amount the individual owed, disclose the dollar amount of outstanding erroneously awarded compensation due from each such individual. N/A

(b)	If at any time during or after its last completed fiscal year the registrant was required to prepare an accounting restatement, and the registrant concluded that recovery of erroneously awarded compensation was not required pursuant to the registrant’s compensation recovery policy required by the listing standards adopted pursuant to 17 CFR 240.10D-1, briefly explain why application of the recovery policy resulted in this conclusion. N/A

Item 19. Exhibits.

(a)(1)	The registrant’s Code of Ethics is attached hereto.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4)	There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(5)	There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Gabelli ETFs Trust

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	March 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Executive Officer

Date	March 9, 2026

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	March 9, 2026

*	Print the name and title of each signing officer under his or her signature.